UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Brian C. Janssen

Intermediate Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America® Semi-annual report for the six months ended February 28, 2022

Invest with the
goal of income
and stability

Intermediate Bond Fund of America seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For over 90 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 2.50% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–2.91%	1.95%	1.65%
Class A shares (reflecting 2.50% maximum sales charge)	–5.58	1.18	1.14

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.32% for Class F-2 shares and 0.61% for Class A shares as of the prospectus dated November 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class F-2 shares as of February 28, 2022, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.29%. The fund’s 12-month distribution rate for Class F-2 shares as of that date was 1.28%. The 30-day yield for Class A shares as of February 28, 2022, was 0.97%. The distribution rate for Class A shares as of that date was 0.96%. Class A share results reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Intermediate Bond Fund of America for the periods ended February 28, 2022, are shown in the table below, as well as results of the fund’s primary and secondary benchmarks and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/IBAFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

31	Financial statements

34	Notes to financial statements

47	Financial highlights

Results at a glance

(for periods ended February 28, 2022, with all distributions reinvested)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime

Intermediate Bond Fund of America (Class F-2 shares)1	–1.94%	–1.36%	2.39%	1.83%	4.59%
Intermediate Bond Fund of America (Class A shares)[2]	–2.08	–1.65	2.13	1.58	4.34
Bloomberg U.S. Government/Credit 1-7 Years ex BBB Index[3,4]	–2.83	–2.39	1.89	1.60	4.87
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index[4,5]	–2.98	–2.49	2.06	1.87	—
Lipper Short-Intermediate Investment Grade Debt Funds Average[6]	–2.43	–1.90	1.91	1.79	4.86

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Lifetime returns for Class A shares are as of their inception on February 19, 1988.
[3]	Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index is a market value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Source: Bloomberg Index Services Ltd.
[4]	The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[5]	Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index is a blended index consisting of 75% Bloomberg Government Credit 1-7 Years Index (defined in the previous footnote) and 25% Bloomberg U.S. Securitized Index. This latter component is a market value-weighted index that tracks the total return of dollar-denominated mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Source: Bloomberg Index Services Ltd.
[6]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Refinitiv Lipper.

Intermediate Bond Fund of America	1

Investment portfolio February 28, 2022	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	44.33%
AAA/Aaa	23.72
AA/Aa	6.69
A/A	11.97
BBB/Baa	7.38
Other	.39
Short-term securities & other assets less liabilities	5.52
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 94.47%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 42.91%
U.S. Treasury 28.66%
U.S. Treasury 0.125% 2022	$100,000	$99,297
U.S. Treasury 0.125% 2022	81,528	81,174
U.S. Treasury 0.125% 2022	7,500	7,491
U.S. Treasury 1.50% 2022	4,218	4,237
U.S. Treasury 0.125% 2023	225,000	219,916
U.S. Treasury 0.125% 2023	175,000	173,557
U.S. Treasury 0.125% 2023	167,200	164,738
U.S. Treasury 0.125% 2023	120,000	117,621
U.S. Treasury 0.125% 2023	105,966	104,114
U.S. Treasury 0.125% 2023	99,141	98,069
U.S. Treasury 0.125% 2023	24,000	23,707
U.S. Treasury 0.125% 2023	17,730	17,409
U.S. Treasury 0.25% 2023	35,000	34,570
U.S. Treasury 0.375% 2023	64,000	62,923
U.S. Treasury 1.25% 2023	30,300	30,295
U.S. Treasury 1.375% 2023	9,000	9,006
U.S. Treasury 1.50% 2023	19,500	19,580
U.S. Treasury 2.50% 2023	19,427	19,712
U.S. Treasury 2.625% 2023	54,600	55,796
U.S. Treasury 2.875% 2023	70,000	71,710
U.S. Treasury 2.875% 2023	16,000	16,407
U.S. Treasury 7.125% 2023	15,000	15,866
U.S. Treasury 0.125% 2024	564	549
U.S. Treasury 0.25% 2024	512,007	499,274
U.S. Treasury 0.25% 2024	42,695	41,518
U.S. Treasury 0.375% 2024	140,000	136,234
U.S. Treasury 0.375% 2024	100,000	97,632
U.S. Treasury 0.375% 2024	58,561	56,786
U.S. Treasury 0.625% 2024	42,560	41,509
U.S. Treasury 0.75% 2024	12,466	12,182
U.S. Treasury 0.875% 2024	47,779	47,273

2	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.25% 2024	$30,000		$29,772
U.S. Treasury 1.50% 2024	197,641		197,163
U.S. Treasury 1.50% 2024	136,834		136,997
U.S. Treasury 1.50% 2024	86,542		86,359
U.S. Treasury 1.75% 2024	27,155		27,296
U.S. Treasury 1.75% 2024	25,000		25,134
U.S. Treasury 2.125% 2024	74,600		75,636
U.S. Treasury 2.375% 2024	25,000		25,446
U.S. Treasury 0.25% 2025	122,061		115,945
U.S. Treasury 0.25% 2025	7,000		6,640
U.S. Treasury 0.25% 2025	6,905		6,582
U.S. Treasury 0.375% 2025[1]	571,500		543,327
U.S. Treasury 0.375% 2025	13,000		12,371
U.S. Treasury 1.125% 2025	31,035		30,600
U.S. Treasury 1.50% 2025	81,524		81,235
U.S. Treasury 2.625% 2025	55,000		56,875
U.S. Treasury 2.75% 2025	67,500		69,911
U.S. Treasury 2.875% 2025	45,000		46,900
U.S. Treasury 0.375% 2026	3,750		3,559
U.S. Treasury 0.50% 2026	97,512		92,902
U.S. Treasury 0.625% 2026	8,708		8,296
U.S. Treasury 0.75% 2026	815,532		784,172
U.S. Treasury 0.75% 2026	501,400		481,745
U.S. Treasury 0.75% 2026	97,531		93,608
U.S. Treasury 0.75% 2026	14,981		14,342
U.S. Treasury 0.875% 2026	876,019		842,684
U.S. Treasury 0.875% 2026	13,662		13,172
U.S. Treasury 1.125% 2026	500,000		486,146
U.S. Treasury 1.625% 2026	25,000		24,876
U.S. Treasury 1.625% 2026	23,728		23,611
U.S. Treasury 1.875% 2026	65,000		65,389
U.S. Treasury 0.50% 2027	212,080		198,079
U.S. Treasury 0.50% 2027	88,465		82,912
U.S. Treasury 0.50% 2027	88,133		82,115
U.S. Treasury 0.625% 2027	100,000		94,583
U.S. Treasury 0.625% 2027	15,936		14,920
U.S. Treasury 1.50% 2027	46,822		46,297
U.S. Treasury 1.875% 2027	143,474		144,527
U.S. Treasury 0.75% 2028	13,163		12,399
U.S. Treasury 1.00% 2028	—	[2]	—	[2]
U.S. Treasury 1.125% 2028	23,100		22,130
U.S. Treasury 1.125% 2028	1,049		1,010
U.S. Treasury 1.25% 2028	16,000		15,469
U.S. Treasury 1.25% 2028	4,300		4,161
U.S. Treasury 1.25% 2028	2,800		2,713
U.S. Treasury 1.25% 2028	1,500		1,453
U.S. Treasury 1.375% 2028	5,000		4,860
U.S. Treasury 1.50% 2028	16,110		15,788
U.S. Treasury 1.75% 2029	452,940		451,045
U.S. Treasury 1.875% 2029	5,000		5,021
U.S. Treasury 0.625% 2030	29,500		26,853
U.S. Treasury 1.50% 2030	3,900		3,815
U.S. Treasury 1.125% 2031	55,000		51,886
U.S. Treasury 1.25% 2031	28,332		26,929
U.S. Treasury 1.375% 2031	85,904		82,437
U.S. Treasury 1.625% 2031	44,940		44,206
U.S. Treasury 1.875% 2032	189,415		190,300
U.S. Treasury 1.125% 2040	3,000		2,487
U.S. Treasury 1.375% 2040	1,970		1,704
U.S. Treasury 1.875% 2041	9,526		8,960
U.S. Treasury 2.00% 2041	374		358
U.S. Treasury 2.25% 2041	355		354
U.S. Treasury 2.50% 2046	37,000		38,341
U.S. Treasury 2.50% 2046	19,500		20,202
U.S. Treasury 2.875% 2046	13,500		14,987
U.S. Treasury 2.375% 2049	94,900		98,480
U.S. Treasury 2.875% 2049	37,600		42,749

Intermediate Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.375% 2050[1]	$165,900	$136,742
U.S. Treasury 1.625% 2050[1]	178,000	156,106
U.S. Treasury 2.00% 2050	30,100	28,850
U.S. Treasury 1.875% 2051	3,390	3,165
U.S. Treasury 1.875% 2051	2,873	2,676
U.S. Treasury 2.00% 2051	2,760	2,651
U.S. Treasury 2.375% 2051	3,117	3,253
		9,076,816

U.S. Treasury inflation-protected securities 14.25%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	437,755	443,247
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	266,900	275,406
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	292,855	304,264
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	298,424	315,638
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	667,045	700,264
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	451,767	480,727
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	301,919	321,396
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	129,369	137,697
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	260,373	276,929
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	80,944	86,074
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	27,934	29,869
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	33,268	35,881
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	527,492	562,914
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	27,088	29,441
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	289,143	316,509
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	1,388	2,044
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,3]	161,784	193,510
		4,511,810

Total U.S. Treasury bonds & notes		13,588,626

Corporate bonds, notes & loans 20.92%
Financials 6.39%
ACE INA Holdings, Inc. 2.875% 2022	1,060	1,070
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	1,800	1,759
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	1,250	1,214
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	46,862	45,239
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	15,592	15,032
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	4,906	4,661
Allstate Corp. 0.75% 2025	7,656	7,212
Allstate Corp. 1.45% 2030	252	227
American Express Co. 1.65% 2026	18,400	17,799
Aon Corp. / Aon Global Holdings PLC 2.85% 2027	10,775	10,859
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[4]	2,549	2,590
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[4]	845	819
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[4]	38,750	37,658
Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[4]	24,450	24,225
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[4]	13,274	13,247
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[4]	3,000	2,838
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[4]	1,900	1,816
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[4]	20,599	19,742
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[4]	40,041	38,247
Bank of America Corp. 2.551% 2028 (USD-SOFR + 1.05% on 2/4/2027)[4]	20,775	20,452
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[4]	600	568
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	4,207	3,813
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[4]	647	613
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[4]	3,578	3,425
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[4]	5,000	4,399
Bank of New York Mellon Corp. 1.60% 2025	28,000	27,587
Bank of New Zealand 1.00% 2026[5]	21,000	19,969
Bank of Nova Scotia 1.45% 2025	17,800	17,417
Bank of Nova Scotia 1.35% 2026	16,650	15,871
Barclays Bank PLC 3.65% 2025	10,000	10,292
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[4,5]	12,585	12,244
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[4,5]	14,900	13,808
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[4,5]	600	571
Charles Schwab Corp. 3.85% 2025	10,825	11,379
Charles Schwab Corp. 1.15% 2026	1,675	1,609

4	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citigroup, Inc. 1.281% 2025 (USD-SOFR + 0.528% on 11/3/2024)[4]	$616	$597
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[4]	15,975	15,730
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[4]	700	662
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[4]	4,979	4,759
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[4]	400	395
Crédit Agricole SA 4.375% 2025[5]	3,025	3,139
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	21,863	22,055
Credit Suisse Group AG 3.80% 2023	16,500	16,871
Credit Suisse Group AG 4.282% 2028[5]	10,725	11,163
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[4,5]	650	617
Danske Bank AS 2.70% 2022[5]	10,000	10,000
Danske Bank AS 3.875% 2023[5]	15,000	15,364
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[4]	600	574
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[4]	5,900	5,669
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[4,5]	18,650	17,818
Goldman Sachs Group, Inc. 1.217% 2023	20,000	19,775
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[4]	3,600	3,619
Goldman Sachs Group, Inc. 0.657% 2024 (USD-SOFR + 0.505% on 9/10/2023)[4]	1,205	1,177
Goldman Sachs Group, Inc. 1.757% 2025 (USD-SOFR + 0.73% on 1/24/2024)[4]	11,700	11,575
Goldman Sachs Group, Inc. 3.50% 2025	1,433	1,474
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[4]	10,450	9,986
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[4]	35,500	33,412
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[4]	20,000	18,905
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[4]	11,432	10,961
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[4]	10,263	10,121
Goldman Sachs Group, Inc. 2.60% 2030	11,179	10,744
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[4]	2,939	2,727
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[4]	11,354	10,745
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[4]	4,033	3,973
Groupe BPCE SA 5.15% 2024[5]	7,545	7,918
Groupe BPCE SA 1.625% 2025[5]	12,000	11,788
Groupe BPCE SA 1.00% 2026[5]	24,000	22,626
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[4,5]	17,325	16,537
Guardian Life Global Funding 2.90% 2024[5]	21,285	21,765
Guardian Life Global Funding 0.875% 2025[5]	14,800	14,142
Guardian Life Global Funding 1.25% 2027[5]	925	866
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[4]	3,315	3,343
HSBC Holdings PLC 0.732% 2024 (USD-SOFR + 0.534% on 8/17/2023)[4]	1,285	1,258
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[4]	20,450	20,426
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[4]	28,145	29,375
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[4]	10,725	10,345
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[4]	525	490
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[4]	4,250	4,015
Intercontinental Exchange, Inc. 0.70% 2023	18,850	18,640
Intesa Sanpaolo SpA 3.25% 2024[5]	15,000	15,175
Intesa Sanpaolo SpA 3.875% 2027[5]	6,179	6,257
JPMorgan Chase & Co. 1.514% 2024 (USD-SOFR + 1.455% on 6/1/2023)[4]	16,150	16,093
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[4]	1,461	1,418
JPMorgan Chase & Co. 0.768% 2025 (USD-SOFR + 0.49% on 8/9/2024)[4]	1,900	1,827
JPMorgan Chase & Co. 0.824% 2025 (USD-SOFR + 0.54% on 6/1/2024)[4]	975	944
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[4]	2,000	1,951
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[4]	41,750	41,557
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[4]	16,445	15,470
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[4]	22,929	22,559
JPMorgan Chase & Co. 2.083% 2026 (USD-SOFR + 1.85% on 4/22/2025)[4]	10,000	9,856
JPMorgan Chase & Co. 2.595% 2026 (USD-SOFR + 0.915% on 2/24/2025)[4]	12,000	12,025
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[4]	9,366	8,768
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[4]	15,363	14,702
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[4]	1,350	1,359
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[4]	295	280
JPMorgan Chase & Co. 1.764% 2031 (USD-SOFR + 1.05% on 11/19/2030)[4]	775	698
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[4]	351	336
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[4]	842	833
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[4]	10,000	10,297

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[4]	$31,110	$29,530
Marsh & McLennan Companies, Inc. 2.375% 2031	160	151
Metropolitan Life Global Funding I 2.40% 2022[5]	16,490	16,564
Metropolitan Life Global Funding I 1.95% 2023[5]	5,000	5,027
Metropolitan Life Global Funding I 0.40% 2024[5]	950	925
Metropolitan Life Global Funding I 0.70% 2024[5]	934	899
Metropolitan Life Global Funding I 0.95% 2025[5]	31,676	30,472
Metropolitan Life Global Funding I 3.45% 2026[5]	1,650	1,726
Metropolitan Life Global Funding I 1.875% 2027[5]	32,650	31,926
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	30,000	28,966
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[4]	22,838	22,581
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[4]	6,479	6,602
Morgan Stanley 0.79% 2025 (USD-SOFR + 0.525% on 5/30/2024)[4]	16,965	16,363
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[4]	2,000	1,944
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[4]	33,987	32,805
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	5,000	5,028
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[4]	35,487	33,253
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[4]	46,815	46,231
Morgan Stanley 2.63% 2026 (USD-SOFR + 0.94% on 2/18/2025)[4]	1,000	1,001
Morgan Stanley 3.125% 2026	770	786
Morgan Stanley 3.875% 2026	7,200	7,518
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[4]	41,270	39,120
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[4]	15,530	14,780
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[4]	11,515	11,328
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[4]	3,837	3,535
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[4]	105	103
National Australia Bank, Ltd. 1.887% 2027[5]	17,650	17,309
National Securities Clearing Corp. 0.40% 2023[5]	40,000	39,044
NatWest Group PLC 1.642% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026)[4]	20,000	19,011
New York Life Global Funding 2.25% 2022[5]	11,120	11,179
New York Life Global Funding 0.90% 2024[5]	26,000	25,399
New York Life Global Funding 2.875% 2024[5]	25,000	25,516
New York Life Global Funding 0.95% 2025[5]	3,368	3,252
New York Life Global Funding 2.00% 2025[5]	24,000	23,866
New York Life Global Funding 0.85% 2026[5]	20,870	19,819
Northwestern Mutual Global Funding 0.60% 2024[5]	1,350	1,314
Northwestern Mutual Global Funding 0.80% 2026[5]	43,438	41,344
Northwestern Mutual Global Funding 1.75% 2027[5]	650	634
PNC Bank 3.30% 2024	10,000	10,339
PNC Financial Services Group, Inc. 2.854% 2022[4]	5,000	5,057
Royal Bank of Canada 0.425% 2024	1,968	1,914
Royal Bank of Canada 0.75% 2024	16,220	15,674
Royal Bank of Canada 1.20% 2026	20,000	19,008
Royal Bank of Scotland PLC 3.498% 2023 (3-month USD-LIBOR + 1.48% on 5/15/2022)[4]	23,500	23,582
Skandinaviska Enskilda Banken AB 2.80% 2022	8,300	8,305
Sumitomo Mitsui Banking Corp. 0.948% 2026	866	817
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024	20,000	20,204
Toronto-Dominion Bank 0.45% 2023	2,500	2,456
Toronto-Dominion Bank 2.65% 2024	2,090	2,117
Toronto-Dominion Bank 1.45% 2025	8,550	8,376
Toronto-Dominion Bank 1.20% 2026	21,000	20,028
Toronto-Dominion Bank 1.25% 2026	93,331	88,531
Toronto-Dominion Bank 1.95% 2027	38,000	37,145
U.S. Bancorp 2.40% 2024	2,400	2,429
U.S. Bancorp 2.215% 2028 (USD-SOFR + 0.73% on 1/27/2027)[4]	650	643
UBS Group AG 1.49% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[4,5]	1,325	1,251
Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[4]	642	621
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[4]	55,000	54,845
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[4]	10,280	10,149
Wells Fargo & Company 3.00% 2026	7,847	7,973
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[4]	11,244	11,424
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[4]	2,740	2,777
		2,023,333

6	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities 3.61%
AEP Transmission Co. LLC 3.10% 2026	$7,000	$7,164
Ameren Corp. 1.75% 2028	500	469
American Electric Power Company, Inc. 1.00% 2025	2,950	2,795
American Electric Power Company, Inc. 4.30% 2028	8,285	8,901
American Transmission Systems, Inc. 2.65% 2032[5]	5,125	4,926
Avangrid, Inc. 3.20% 2025	13,439	13,745
CenterPoint Energy, Inc. 1.45% 2026	1,250	1,198
CenterPoint Energy, Inc. 2.40% 2026	5,000	5,024
CenterPoint Energy, Inc. 2.65% 2031	5,460	5,229
Cleveland Electric Illuminating Co. 4.55% 2030[5]	7,150	7,831
CMS Energy Corp. 3.00% 2026	11,264	11,413
CMS Energy Corp. 3.45% 2027	13,000	13,490
Commonwealth Edison Company 2.55% 2026	5,478	5,537
Connecticut Light and Power Co. 0.75% 2025	13,912	13,118
Connecticut Light and Power Co. 2.05% 2031	5,661	5,293
Consumers Energy Co. 3.80% 2028	8,225	8,784
Dominion Energy, Inc. 2.25% 2031	150	139
Dominion Resources, Inc. 3.375% 2030	6,791	6,929
Dominion Resources, Inc., junior subordinated, 3.071% 2024[4]	6,725	6,849
DTE Energy Company 2.85% 2026	10,000	10,102
DTE Energy Company 1.90% 2028	41,002	39,294
DTE Energy Company 3.00% 2032	9,114	9,258
Duke Energy Carolinas, LLC 3.05% 2023	20,000	20,308
Duke Energy Carolinas, LLC 2.95% 2026	1,000	1,034
Duke Energy Carolinas, LLC 3.95% 2028	3,050	3,299
Duke Energy Corp. 3.75% 2024	3,200	3,303
Duke Energy Corp. 2.55% 2031	1,237	1,159
Duke Energy Florida, LLC 2.50% 2029	536	527
Duke Energy Florida, LLC 1.75% 2030	23,459	21,672
Duke Energy Ohio, Inc. 3.65% 2029	88	92
Duke Energy Progress, LLC 3.375% 2023	11,295	11,595
Edison International 3.55% 2024	7,000	7,145
Edison International 4.95% 2025	7,928	8,362
Edison International 5.75% 2027	4,553	5,058
Emera US Finance LP 0.833% 2024	550	531
Emera US Finance LP 2.639% 2031	400	374
Enel Finance International SA 3.50% 2028[5]	3,575	3,690
Entergy Corp. 0.90% 2025	6,025	5,707
Entergy Corp. 2.40% 2026	15,000	14,886
Entergy Corp. 3.12% 2027	5,000	5,107
Entergy Corp. 1.90% 2028	22,273	20,916
Entergy Corp. 2.40% 2031	425	394
Entergy Louisiana, LLC 0.95% 2024	11,200	10,879
Entergy Texas, Inc. 1.75% 2031	2,425	2,192
Eversource Energy 2.375% 2022	1,414	1,421
Eversource Energy 1.40% 2026	39,525	37,719
Exelon Corp., junior subordinated, 3.497% 2022[4]	2,185	2,192
FirstEnergy Corp. 2.05% 2025	16,935	16,491
FirstEnergy Corp. 1.60% 2026	27,793	26,171
FirstEnergy Corp. 3.50% 2028[5]	4,975	5,067
FirstEnergy Corp. 4.10% 2028[5]	7,800	8,292
FirstEnergy Corp. 2.25% 2030	1,500	1,375
FirstEnergy Corp. 2.65% 2030	1,500	1,412
FirstEnergy Corp. 7.375% 2031	6,354	7,965
FirstEnergy Corp., Series A, 3.10% 2022[4]	49,850	49,776
FirstEnergy Corp., Series B, 4.15% 2027[4]	10,326	10,712
FirstEnergy Transmission LLC 2.866% 2028[5]	33,425	32,246
Florida Power & Light Company 2.85% 2025	3,250	3,321
Florida Power & Light Company 2.45% 2032	17,500	17,012
Gulf Power Co. 3.30% 2027	7,528	7,821
Jersey Central Power & Light Co. 4.30% 2026[5]	19,979	21,029
MidAmerican Energy Holdings Co. 3.10% 2027	413	426
Monongahela Power Co. 3.55% 2027[5]	28,937	29,829
NextEra Energy Capital Holdings, Inc. 0.65% 2023	1,900	1,882
NextEra Energy Capital Holdings, Inc. 2.44% 2032	7,306	6,844
Niagara Mohawk Power Corp. 3.508% 2024[5]	3,100	3,180
NSTAR Electric Co. 1.95% 2031	428	396

Intermediate Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Oncor Electric Delivery Company, LLC 2.75% 2024	$2,550	$2,587
Oncor Electric Delivery Company, LLC 0.55% 2025	24,275	22,763
Oncor Electric Delivery Company, LLC 2.75% 2030[5]	475	474
Pacific Gas and Electric Co. 1.367% 2023	4,000	3,959
Pacific Gas and Electric Co. 3.25% 2023	12,300	12,391
Pacific Gas and Electric Co. 3.85% 2023	28,608	29,130
Pacific Gas and Electric Co. 4.25% 2023	11,710	11,957
Pacific Gas and Electric Co. 3.25% 2024	30,000	30,210
Pacific Gas and Electric Co. 3.40% 2024	2,500	2,539
Pacific Gas and Electric Co. 3.75% 2024	15,291	15,545
Pacific Gas and Electric Co. 3.50% 2025	1,463	1,481
Pacific Gas and Electric Co. 3.15% 2026	5,177	5,151
Pacific Gas and Electric Co. 2.10% 2027	24,490	22,768
Pacific Gas and Electric Co. 3.30% 2027	20,151	19,934
Pacific Gas and Electric Co. 3.30% 2027	3,540	3,494
Pacific Gas and Electric Co. 3.00% 2028	1,850	1,788
Pacific Gas and Electric Co. 4.55% 2030	13,962	14,353
Pacific Gas and Electric Co. 2.50% 2031	25,528	22,753
Pacific Gas and Electric Co. 3.25% 2031	7,300	6,891
Progress Energy, Inc. 7.00% 2031	840	1,079
Public Service Company of Colorado 2.25% 2022	3,500	3,505
Public Service Company of Colorado 3.70% 2028	1,355	1,436
Public Service Company of Colorado 1.875% 2031	7,925	7,326
Public Service Company of Colorado 1.90% 2031	1,566	1,455
Public Service Electric and Gas Co. 3.00% 2025	3,734	3,817
Public Service Enterprise Group, Inc. 2.25% 2026	2,677	2,685
Puget Energy, Inc. 5.625% 2022	8,086	8,130
Southern California Edison Co. 0.975% 2024	31,695	30,839
Southern California Edison Co. 1.10% 2024	3,000	2,936
Southern California Edison Co. 3.70% 2025	8,000	8,306
Southern California Edison Co. 1.20% 2026	5,037	4,789
Southern California Edison Co. 3.65% 2028	5,210	5,409
Southern California Edison Co. 2.85% 2029	20,246	19,964
Southern California Edison Co. 2.25% 2030	11,566	10,869
Southern California Edison Co. 2.50% 2031	6,000	5,695
Southern California Edison Co. 2.75% 2032	8,375	8,079
Southern California Gas Company 2.55% 2030	4,500	4,385
Southwestern Electric Power Co. 1.65% 2026	13,068	12,629
Virginia Electric and Power Co. 2.95% 2026	10,000	10,236
Virginia Electric and Power Co. 2.30% 2031	100	95
Virginia Electric and Power Co. 2.40% 2032	17,337	16,514
Virginia Electric and Power Co., Series B, 3.45% 2022	1,334	1,342
WEC Energy Group, Inc. 0.55% 2023	20,000	19,609
WEC Energy Group, Inc. 0.80% 2024	8,350	8,138
WEC Energy Group, Inc. 1.375% 2027	30,000	27,929
WEC Energy Group, Inc. 2.20% 2028	16,325	15,681
Wisconsin Electric Power Co. 1.70% 2028	1,800	1,719
Wisconsin Power and Light Co. 1.95% 2031	100	93
Xcel Energy, Inc. 3.35% 2026	5,000	5,168
Xcel Energy, Inc. 1.75% 2027	35,715	34,228
Xcel Energy, Inc. 2.35% 2031	350	330
		1,142,880

Consumer discretionary 2.17%
Amazon.com, Inc. 0.25% 2023	19,120	18,865
Amazon.com, Inc. 0.45% 2024	20,445	19,945
Amazon.com, Inc. 1.00% 2026	6,000	5,781
Amazon.com, Inc. 1.20% 2027	5,000	4,758
Amazon.com, Inc. 1.65% 2028	19,770	19,037
Amazon.com, Inc. 1.50% 2030	5,000	4,635
Amazon.com, Inc. 2.10% 2031	500	482
American Honda Finance Corp. 2.60% 2022	12,000	12,124
American Honda Finance Corp. 0.55% 2024	25,727	24,922
American Honda Finance Corp. 0.75% 2024	10,000	9,712
American Honda Finance Corp. 1.00% 2025	13,000	12,464
American Honda Finance Corp. 1.20% 2025	15,273	14,804
American Honda Finance Corp. 1.30% 2026	19,960	19,114

8	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
American Honda Finance Corp. 2.00% 2028	$725	$700
Bayerische Motoren Werke AG 0.75% 2024[5]	15,000	14,565
Bayerische Motoren Werke AG 0.80% 2024[5]	10,643	10,396
Bayerische Motoren Werke AG 3.15% 2024[5]	30,000	30,659
Bayerische Motoren Werke AG 1.25% 2026[5]	9,825	9,402
Bayerische Motoren Werke AG 2.55% 2031[5]	14,910	14,481
BMW Finance NV 2.25% 2022[5]	22,500	22,642
Daimler Trucks Finance North America, LLC 1.125% 2023[5]	600	592
Daimler Trucks Finance North America, LLC 1.625% 2024[5]	650	638
Daimler Trucks Finance North America, LLC 2.00% 2026[5]	9,650	9,316
Daimler Trucks Finance North America, LLC 2.375% 2028[5]	7,025	6,752
Daimler Trucks Finance North America, LLC 2.50% 2031[5]	375	354
DaimlerChrysler North America Holding Corp. 2.55% 2022[5]	5,000	5,031
DaimlerChrysler North America Holding Corp. 0.75% 2024[5]	1,350	1,316
DaimlerChrysler North America Holding Corp. 2.70% 2024[5]	8,000	8,116
DaimlerChrysler North America Holding Corp. 1.45% 2026[5]	18,350	17,642
General Motors Financial Co. 1.05% 2024	3,425	3,339
General Motors Financial Co. 1.20% 2024	10,000	9,740
General Motors Financial Co. 2.75% 2025	16,456	16,459
General Motors Financial Co. 2.90% 2025	1,000	1,006
General Motors Financial Co. 1.25% 2026	10,500	9,913
General Motors Financial Co. 1.50% 2026	16,325	15,486
General Motors Financial Co. 2.35% 2027	3,546	3,439
General Motors Financial Co. 2.40% 2028	600	574
General Motors Financial Co. 2.70% 2031	300	278
Home Depot, Inc. 2.50% 2027	750	758
Home Depot, Inc. 1.50% 2028	6,102	5,795
Hyundai Capital America 3.25% 2022[5]	5,008	5,059
Hyundai Capital America 0.80% 2023[5]	45,800	45,161
Hyundai Capital America 0.80% 2024[5]	1,440	1,399
Hyundai Capital America 0.875% 2024[5]	1,000	961
Hyundai Capital America 1.80% 2025[5]	6,831	6,604
Hyundai Capital America 1.30% 2026[5]	885	836
Hyundai Capital America 1.50% 2026[5]	40,263	37,954
Hyundai Capital America 1.65% 2026[5]	6,930	6,574
Hyundai Capital America 2.375% 2027[5]	745	718
Hyundai Capital America 2.00% 2028[5]	575	535
Hyundai Capital America 2.10% 2028[5]	13,650	12,709
Stellantis Finance US, Inc. 1.711% 2027[5]	5,925	5,640
Stellantis Finance US, Inc. 2.691% 2031[5]	8,375	7,763
Toyota Motor Corp. 1.339% 2026	4,800	4,640
Toyota Motor Credit Corp. 2.70% 2023	4,890	4,952
Toyota Motor Credit Corp. 0.45% 2024	1,500	1,465
Toyota Motor Credit Corp. 0.625% 2024	15,000	14,497
Toyota Motor Credit Corp. 2.90% 2024	5,064	5,171
Toyota Motor Credit Corp. 3.35% 2024	10,010	10,290
Toyota Motor Credit Corp. 1.45% 2025	10,000	9,844
Toyota Motor Credit Corp. 0.80% 2026	7,285	6,923
Toyota Motor Credit Corp. 1.125% 2026	15,268	14,618
Toyota Motor Credit Corp. 1.90% 2027	10,000	9,835
Toyota Motor Credit Corp. 1.90% 2028	9,400	9,069
Volkswagen Group of America Finance, LLC 2.70% 2022[5]	21,732	21,866
Volkswagen Group of America Finance, LLC 2.90% 2022[5]	10,000	10,037
Volkswagen Group of America Finance, LLC 3.125% 2023[5]	10,000	10,148
Volkswagen Group of America Finance, LLC 4.25% 2023[5]	9,500	9,841
Volkswagen Group of America Finance, LLC 2.85% 2024[5]	6,176	6,266
Volkswagen Group of America Finance, LLC 1.25% 2025[5]	17,175	16,375
Volkswagen Group of America Finance, LLC 1.625% 2027[5]	4,265	4,018
		687,800

Health care 2.10%
AbbVie, Inc. 2.60% 2024	16,211	16,378
AbbVie, Inc. 3.85% 2024	5,000	5,173
AbbVie, Inc. 3.80% 2025	27,096	28,187
AbbVie, Inc. 2.95% 2026	14,335	14,605
AmerisourceBergen Corp. 0.737% 2023	22,856	22,677
AmerisourceBergen Corp. 2.70% 2031	500	482

Intermediate Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Amgen, Inc. 3.00% 2029	$19,775	$20,004
Amgen, Inc. 3.35% 2032	11,107	11,385
Anthem, Inc. 2.375% 2025	33,250	33,401
AstraZeneca Finance LLC 0.70% 2024	1,300	1,266
AstraZeneca Finance LLC 1.20% 2026	42,564	40,814
AstraZeneca Finance LLC 1.75% 2028	8,979	8,592
AstraZeneca Finance LLC 2.25% 2031	22	21
AstraZeneca PLC 2.375% 2022	20,000	20,063
AstraZeneca PLC 3.50% 2023	15,420	15,831
AstraZeneca PLC 0.70% 2026	19,766	18,575
Baxter International, Inc. 1.322% 2024[5]	1,250	1,216
Baxter International, Inc. 1.915% 2027[5]	1,000	970
Baxter International, Inc. 2.272% 2028[5]	750	724
Boston Scientific Corp. 3.45% 2024	17,875	18,337
Boston Scientific Corp. 1.90% 2025	4,880	4,802
Centene Corp. 2.45% 2028	6,905	6,515
Centene Corp. 2.50% 2031	8,370	7,720
Centene Corp. 2.625% 2031	3,290	3,038
Cigna Corp. 4.125% 2025	35	37
Cigna Corp. 1.25% 2026	42,385	40,569
CVS Health Corp. 1.30% 2027	25,000	23,318
CVS Health Corp. 3.625% 2027	5,440	5,704
CVS Health Corp. 3.25% 2029	1,705	1,737
CVS Health Corp. 1.875% 2031	3,295	2,998
Eli Lilly and Company 2.75% 2025	3,857	3,924
Eli Lilly and Company 3.375% 2029	206	218
EMD Finance LLC 3.25% 2025[5]	34,412	35,310
Gilead Sciences, Inc. 0.75% 2023	7,500	7,395
GlaxoSmithKline PLC 2.85% 2022	10,000	10,031
GlaxoSmithKline PLC 2.875% 2022	20,000	20,066
GlaxoSmithKline PLC 3.375% 2023	2,547	2,603
GlaxoSmithKline PLC 3.00% 2024	14,515	14,823
GlaxoSmithKline PLC 3.625% 2025	10,000	10,446
Laboratory Corporation of America Holdings 1.55% 2026	874	837
Merck & Co., Inc. 2.80% 2023	26,506	26,967
Merck & Co., Inc. 2.90% 2024	11,284	11,549
Merck & Co., Inc. 2.75% 2025	1,083	1,109
Merck & Co., Inc. 1.70% 2027	13,165	12,827
Merck & Co., Inc. 1.90% 2028	8,458	8,193
Merck & Co., Inc. 2.15% 2031	396	379
Novartis Capital Corp. 1.75% 2025	2,361	2,349
Novartis Capital Corp. 2.00% 2027	2,260	2,235
Novartis Capital Corp. 2.20% 2030	13,430	13,043
Pfizer, Inc. 2.95% 2024	2,750	2,817
Pfizer, Inc. 2.75% 2026	779	801
Roche Holdings, Inc. 1.93% 2028[5]	1,200	1,153
Roche Holdings, Inc. 2.076% 2031[5]	800	761
Shire PLC 2.875% 2023	14,299	14,490
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	30,000	31,157
Thermo Fisher Scientific, Inc. 1.75% 2028	2,703	2,562
Thermo Fisher Scientific, Inc. 2.00% 2031	68	63
UnitedHealth Group, Inc. 2.375% 2024	8,045	8,158
UnitedHealth Group, Inc. 1.15% 2026	26,607	25,487
UnitedHealth Group, Inc. 2.00% 2030	14,500	13,718
UnitedHealth Group, Inc. 2.30% 2031	2,959	2,853
		663,463

Consumer staples 1.39%
7-Eleven, Inc. 0.625% 2023[5]	8,555	8,490
7-Eleven, Inc. 0.80% 2024[5]	1,180	1,152
7-Eleven, Inc. 0.95% 2026[5]	12,701	11,965
7-Eleven, Inc. 1.30% 2028[5]	11,240	10,252
7-Eleven, Inc. 1.80% 2031[5]	28,512	25,448
Altria Group, Inc. 2.35% 2025	6,902	6,884
Altria Group, Inc. 4.40% 2026	8,708	9,254
Altria Group, Inc. 4.80% 2029	1,761	1,905
Altria Group, Inc. 2.45% 2032	25,444	22,737

10	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
British American Tobacco PLC 2.789% 2024	$35,000	$35,240
British American Tobacco PLC 3.215% 2026	25,000	24,994
British American Tobacco PLC 4.70% 2027	3,931	4,178
British American Tobacco PLC 3.462% 2029	1,000	984
Coca-Cola Company 1.00% 2028	21,250	19,689
Conagra Brands, Inc. 4.30% 2024	35,980	37,351
Conagra Brands, Inc. 1.375% 2027	17,415	16,001
Keurig Dr Pepper, Inc. 4.057% 2023	15,074	15,479
Keurig Dr Pepper, Inc. 4.417% 2025	5,321	5,636
Nestlé Holdings, Inc. 3.35% 2023[5]	2,000	2,050
Nestlé Holdings, Inc. 0.625% 2026[5]	10,000	9,457
Nestlé Holdings, Inc. 1.00% 2027[5]	5,700	5,323
Nestlé Holdings, Inc. 1.15% 2027[5]	20,285	19,257
Nestlé Holdings, Inc. 1.50% 2028[5]	35,000	33,089
PepsiCo, Inc. 1.625% 2030	2,236	2,087
PepsiCo, Inc. 1.95% 2031	12,003	11,391
Philip Morris International, Inc. 2.375% 2022	13,000	13,070
Philip Morris International, Inc. 2.50% 2022	15,000	15,119
Philip Morris International, Inc. 1.50% 2025	15,436	15,074
Philip Morris International, Inc. 0.875% 2026	9,206	8,665
Procter & Gamble Company 0.55% 2025	2,020	1,923
Procter & Gamble Company 1.00% 2026	3,286	3,161
Procter & Gamble Company 1.20% 2030	1,000	905
Reynolds American, Inc. 4.45% 2025	5,940	6,215
Unilever Capital Corp. 2.60% 2024	32,500	32,913
Wal-Mart Stores, Inc. 1.05% 2026	915	879
Wal-Mart Stores, Inc. 1.50% 2028	675	643
		438,860

Communication services 1.38%
Alphabet, Inc. 0.80% 2027	4,270	3,957
Alphabet, Inc. 1.10% 2030	2,500	2,259
Alphabet, Inc. 2.05% 2050	2,055	1,663
AT&T, Inc. 1.70% 2026	52,567	51,196
AT&T, Inc. 2.30% 2027	38,074	37,591
AT&T, Inc. 1.65% 2028	12,360	11,663
AT&T, Inc. 4.30% 2030	760	829
AT&T, Inc. 2.75% 2031	9,750	9,497
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	42,050	43,780
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	9,407	8,721
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	931	828
Comcast Corp. 3.95% 2025	25,105	26,496
Comcast Corp. 2.65% 2030	10,306	10,108
Comcast Corp. 1.50% 2031	6,000	5,339
Comcast Corp. 1.95% 2031	6,874	6,338
Netflix, Inc. 4.875% 2028	13,635	14,629
Netflix, Inc. 5.875% 2028	14,609	16,543
Netflix, Inc. 5.375% 2029[5]	3,880	4,340
Netflix, Inc. 6.375% 2029	325	378
Netflix, Inc. 4.875% 2030[5]	2,295	2,506
SBA Tower Trust 1.631% 2026[5]	33,592	32,320
T-Mobile US, Inc. 3.50% 2025	19,675	20,235
T-Mobile US, Inc. 1.50% 2026	7,500	7,205
T-Mobile US, Inc. 3.75% 2027	29,000	30,131
T-Mobile US, Inc. 2.05% 2028	950	904
T-Mobile US, Inc. 3.875% 2030	3,534	3,658
T-Mobile US, Inc. 2.25% 2031	447	405
Verizon Communications, Inc. 3.00% 2027	7,925	8,024
Verizon Communications, Inc. 2.10% 2028	4,500	4,351
Verizon Communications, Inc. 1.68% 2030	11,213	10,083
Verizon Communications, Inc. 1.75% 2031	953	859
Verizon Communications, Inc. 2.55% 2031	30,246	29,060
Verizon Communications, Inc. 2.355% 2032[5]	34,158	31,924
		437,820

Intermediate Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials 1.13%
3M Co. 3.25% 2024	$25,000	$25,736
3M Co. 2.65% 2025	12,000	12,195
Boeing Company 2.70% 2022	5,000	5,012
Boeing Company 4.508% 2023	4,000	4,111
Boeing Company 1.95% 2024	25,000	24,914
Boeing Company 4.875% 2025	2,500	2,659
Boeing Company 2.196% 2026	30,925	30,191
Boeing Company 2.75% 2026	10,788	10,802
Boeing Company 5.04% 2027	552	600
Boeing Company 3.25% 2028	10,621	10,621
Boeing Company 5.15% 2030	5,104	5,641
Boeing Company 3.625% 2031	297	300
Canadian Pacific Railway, Ltd. 1.75% 2026	15,798	15,332
Canadian Pacific Railway, Ltd. 2.45% 2031	4,149	3,985
Emerson Electric Co. 1.80% 2027	6,753	6,536
General Dynamics Corp. 1.15% 2026	31,150	29,892
General Dynamics Corp. 2.25% 2031	273	265
General Electric Capital Corp. 4.418% 2035	325	366
Honeywell International, Inc. 2.30% 2024	24,100	24,425
L3Harris Technologies, Inc. 1.80% 2031	275	248
Lockheed Martin Corp. 1.85% 2030	1,977	1,854
Lockheed Martin Corp. 3.60% 2035	900	946
Lockheed Martin Corp. 4.50% 2036	750	853
Lockheed Martin Corp. 4.07% 2042	443	484
Masco Corp. 1.50% 2028	4,158	3,806
Otis Worldwide Corp. 2.293% 2027	2,000	1,972
Raytheon Technologies Corp. 1.90% 2031	788	718
Raytheon Technologies Corp. 2.375% 2032	425	404
Roper Technologies, Inc. 1.00% 2025	8,000	7,613
Siemens AG 2.70% 2022[5]	20,000	20,017
Siemens AG 2.90% 2022[5]	5,000	5,028
Siemens AG 0.40% 2023[5]	12,011	11,869
Siemens AG 0.65% 2024[5]	11,363	11,115
Siemens AG 1.20% 2026[5]	10,147	9,722
Siemens AG 1.70% 2028[5]	625	594
Union Pacific Corp. 3.50% 2023	38,750	39,670
Union Pacific Corp. 3.15% 2024	9,803	10,060
Union Pacific Corp. 2.15% 2027	1,500	1,483
Union Pacific Corp. 2.375% 2031	10,325	10,023
Union Pacific Corp. 2.80% 2032	7,203	7,231
United Technologies Corp. 3.65% 2023	178	183
		359,476

Information technology 1.05%
Analog Devices, Inc. 1.70% 2028	5,830	5,573
Analog Devices, Inc. 2.10% 2031	2,961	2,834
Apple, Inc. 1.80% 2024	2,200	2,200
Apple, Inc. 0.55% 2025	20,000	19,050
Apple, Inc. 1.125% 2025	6,660	6,498
Apple, Inc. 0.70% 2026	19,359	18,524
Apple, Inc. 1.20% 2028	25,000	23,564
Apple, Inc. 1.40% 2028	13,000	12,293
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	7,500	7,815
Broadcom, Inc. 3.15% 2025	15,000	15,290
Broadcom, Inc. 1.95% 2028[5]	5,558	5,245
Fidelity National Information Services, Inc. 0.375% 2023	3,825	3,777
Fidelity National Information Services, Inc. 0.60% 2024	1,265	1,228
Fidelity National Information Services, Inc. 1.15% 2026	10,510	9,929
Fidelity National Information Services, Inc. 1.65% 2028	1,266	1,173
Fiserv, Inc. 3.20% 2026	51,000	52,140
Fiserv, Inc. 2.65% 2030	258	246
Fortinet, Inc. 1.00% 2026	1,068	1,002
Global Payments, Inc. 2.65% 2025	1,300	1,306
Global Payments, Inc. 2.90% 2030	1,604	1,544
Intuit, Inc. 0.95% 2025	1,455	1,393
Intuit, Inc. 1.35% 2027	1,325	1,255
Mastercard, Inc. 1.90% 2031	500	473

12	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Mastercard, Inc. 2.00% 2031	$163	$154
Microsoft Corp. 2.40% 2026	29,289	29,761
Oracle Corp. 1.65% 2026	32,540	31,192
Oracle Corp. 2.30% 2028	26,415	25,193
Oracle Corp. 2.875% 2031	21,359	20,401
PayPal Holdings, Inc. 1.35% 2023	10,020	9,992
PayPal Holdings, Inc. 2.30% 2030	1,833	1,748
salesforce.com, inc. 1.50% 2028	15,675	14,795
salesforce.com, inc. 1.95% 2031	150	142
VeriSign, Inc. 2.70% 2031	3,437	3,195
Visa, Inc. 0.75% 2027	500	464
		331,389

Energy 0.84%
Baker Hughes, a GE Co. 2.061% 2026	3,307	3,231
BP Capital Markets America, Inc. 2.721% 2032	8,700	8,342
Canadian Natural Resources, Ltd. 2.95% 2023	9,000	9,096
Canadian Natural Resources, Ltd. 2.05% 2025	1,840	1,808
Chevron Corp. 1.554% 2025	10,000	9,854
Chevron Corp. 1.995% 2027	7,111	7,013
Chevron USA, Inc. 0.687% 2025	3,543	3,385
Chevron USA, Inc. 1.018% 2027	2,992	2,802
Continental Resources, Inc. 2.875% 2032[5]	163	149
Enbridge, Inc. 2.90% 2022	22,500	22,616
Energy Transfer Operating LP 2.90% 2025	22,690	22,803
Energy Transfer Operating LP 3.75% 2030	31,109	31,636
Energy Transfer Partners LP 4.20% 2023	8,105	8,339
Exxon Mobil Corp. 2.019% 2024	7,299	7,328
Exxon Mobil Corp. 2.992% 2025	5,000	5,136
Exxon Mobil Corp. 2.61% 2030	5,550	5,514
Kinder Morgan, Inc. 4.30% 2028	500	533
MPLX LP 1.75% 2026	7,911	7,586
ONEOK, Inc. 2.20% 2025	878	871
ONEOK, Inc. 5.85% 2026	26,677	29,814
ONEOK, Inc. 4.55% 2028	9,117	9,720
ONEOK, Inc. 6.35% 2031	4,604	5,468
Pioneer Natural Resources Company 1.125% 2026	12,333	11,725
Qatar Petroleum 1.375% 2026[5]	1,700	1,619
SA Global Sukuk, Ltd. 1.602% 2026[5]	23,910	22,938
Saudi Arabian Oil Co. 1.625% 2025[5]	3,840	3,718
Shell International Finance BV 2.00% 2024	3,200	3,210
Total Capital International 2.434% 2025	6,245	6,326
TransCanada PipeLines, Ltd. 2.50% 2022	10,000	10,049
TransCanada PipeLines, Ltd. 4.10% 2030	1,105	1,168
Williams Companies, Inc. 3.50% 2030	2,357	2,398
Williams Companies, Inc. 2.60% 2031	830	785
		266,980

Real estate 0.64%
Alexandria Real Estate Equities, Inc. 3.80% 2026	3,875	4,088
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,250	1,329
Alexandria Real Estate Equities, Inc. 2.75% 2029	2,285	2,255
American Campus Communities, Inc. 4.125% 2024	5,230	5,430
American Campus Communities, Inc. 3.30% 2026	7,540	7,785
American Tower Corp. 1.45% 2026	14,181	13,446
American Tower Corp. 1.60% 2026	29,243	28,084
American Tower Corp. 2.70% 2031	255	240
Corporate Office Properties LP 2.25% 2026	3,253	3,201
Corporate Office Properties LP 2.00% 2029	4,494	4,167
Corporate Office Properties LP 2.75% 2031	1,289	1,212
Crown Castle International Corp. 2.50% 2031	335	312
Equinix, Inc. 2.625% 2024	30,443	30,640
Equinix, Inc. 1.25% 2025	14,633	13,951
Equinix, Inc. 1.45% 2026	17,553	16,711
Equinix, Inc. 1.80% 2027	6,163	5,840
Equinix, Inc. 1.55% 2028	4,910	4,517
Equinix, Inc. 2.00% 2028	13,563	12,708

Intermediate Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Equinix, Inc. 2.15% 2030	$7,462	$6,772
Equinix, Inc. 2.50% 2031	337	312
Extra Space Storage, Inc. 2.35% 2032	79	73
Invitation Homes Operating Partnership LP 2.30% 2028	7,745	7,323
Invitation Homes Operating Partnership LP 2.00% 2031	228	203
Public Storage 1.85% 2028	15,896	15,193
Public Storage 1.95% 2028	3,391	3,242
Public Storage 2.30% 2031	91	88
Scentre Group 3.25% 2025[5]	1,360	1,395
Sun Communities Operating LP 2.30% 2028	8,627	8,159
Sun Communities Operating LP 2.70% 2031	353	332
WEA Finance LLC 3.75% 2024[5]	3,790	3,884
		202,892

Materials 0.22%
Anglo American Capital PLC 5.375% 2025[5]	10,000	10,787
ArcelorMittal 3.60% 2024	2,058	2,097
Dow Chemical Co. 2.10% 2030	12,000	11,202
Ecolab, Inc. 1.65% 2027	775	754
Glencore Funding LLC 1.625% 2026[5]	21,000	19,988
International Flavors & Fragrances, Inc. 1.23% 2025[5]	10,000	9,535
International Flavors & Fragrances, Inc. 1.832% 2027[5]	5,062	4,790
International Flavors & Fragrances, Inc. 2.30% 2030[5]	1,000	930
LYB International Finance III, LLC 1.25% 2025	2,729	2,608
LYB International Finance III, LLC 2.25% 2030	1,423	1,337
Praxair, Inc. 1.10% 2030	4,191	3,737
Sherwin-Williams Company 2.20% 2032	475	444
Vale Overseas, Ltd. 3.75% 2030	2,291	2,270
		70,479

Total corporate bonds, notes & loans		6,625,372

Mortgage-backed obligations 17.41%
Federal agency mortgage-backed obligations 10.44%
Fannie Mae Pool #458079 9.097% 2026[6]	4	5
Fannie Mae Pool #MA2973 3.00% 2027[6]	6	6
Fannie Mae Pool #AJ3916 3.00% 2027[6]	2	2
Fannie Mae Pool #AU6794 3.00% 2028[6]	31	32
Fannie Mae Pool #AU6682 3.00% 2028[6]	6	6
Fannie Mae Pool #AW4349 3.00% 2029[6]	6	6
Fannie Mae Pool #AY2719 3.00% 2030[6]	389	400
Fannie Mae Pool #AZ0554 3.50% 2030[6]	99	103
Fannie Mae Pool #AY1948 3.50% 2030[6]	80	83
Fannie Mae Pool #BM3501 3.00% 2032[6]	586	602
Fannie Mae Pool #BJ9182 3.00% 2033[6]	1,186	1,227
Fannie Mae Pool #BN3184 3.00% 2033[6]	678	700
Fannie Mae Pool #BJ6880 3.00% 2033[6]	27	28
Fannie Mae Pool #MA3463 4.00% 2033[6]	12,408	12,887
Fannie Mae Pool #695412 5.00% 2033[6]	4	5
Fannie Mae Pool #BK0499 3.00% 2034[6]	158	162
Fannie Mae Pool #BN1087 4.00% 2034[6]	15	15
Fannie Mae Pool #AD3566 5.00% 2035[6]	57	62
Fannie Mae Pool #888698 7.00% 2037[6]	28	32
Fannie Mae Pool #AC0794 5.00% 2039[6]	154	170
Fannie Mae Pool #931768 5.00% 2039[6]	42	47
Fannie Mae Pool #932606 5.00% 2040[6]	87	95
Fannie Mae Pool #AB1084 5.50% 2040[6]	109	118
Fannie Mae Pool #MA4387 2.00% 2041[6]	13,665	13,319
Fannie Mae Pool #AJ1873 4.00% 2041[6]	259	278
Fannie Mae Pool #AE1248 5.00% 2041[6]	273	302
Fannie Mae Pool #AE1277 5.00% 2041[6]	140	155
Fannie Mae Pool #AE1283 5.00% 2041[6]	76	83
Fannie Mae Pool #MA4570 2.00% 2042[6]	5,814	5,666
Fannie Mae Pool #MA4586 2.00% 2042[6]	1,965	1,913
Fannie Mae Pool #MA4540 2.00% 2042[6]	748	728
Fannie Mae Pool #AE1290 5.00% 2042[6]	164	182
Fannie Mae Pool #AL3829 3.50% 2043[6]	1,873	1,976
Fannie Mae Pool #AT7161 3.50% 2043[6]	735	773

14	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AR1512 3.50% 2043[6]	$448		$470
Fannie Mae Pool #AT0412 3.50% 2043[6]	191		200
Fannie Mae Pool #AT3954 3.50% 2043[6]	87		90
Fannie Mae Pool #AT0300 3.50% 2043[6]	68		71
Fannie Mae Pool #AY1829 3.50% 2044[6]	77		79
Fannie Mae Pool #AX8521 3.50% 2044[6]	58		61
Fannie Mae Pool #AW8240 3.50% 2044[6]	38		40
Fannie Mae Pool #BE5017 3.50% 2045[6]	922		968
Fannie Mae Pool #BE5009 3.50% 2045[6]	115		121
Fannie Mae Pool #AS8310 3.00% 2046[6]	1,458		1,500
Fannie Mae Pool #BM1179 3.00% 2047[6]	1,831		1,877
Fannie Mae Pool #AS8583 3.50% 2047[6]	22,592		23,564
Fannie Mae Pool #BE8740 3.50% 2047[6]	912		954
Fannie Mae Pool #BE8742 3.50% 2047[6]	283		297
Fannie Mae Pool #BH2846 3.50% 2047[6]	110		115
Fannie Mae Pool #BH2848 3.50% 2047[6]	102		106
Fannie Mae Pool #BH2847 3.50% 2047[6]	75		78
Fannie Mae Pool #BJ5015 4.00% 2047[6]	1,842		1,958
Fannie Mae Pool #BH3122 4.00% 2047[6]	50		53
Fannie Mae Pool #BM4488 3.355% 2048[6,7]	9,189		9,441
Fannie Mae Pool #BM3788 3.50% 2048[6]	37,035		38,655
Fannie Mae Pool #BJ4901 3.50% 2048[6]	658		686
Fannie Mae Pool #BN0292 3.942% 2048[6,7]	2,919		2,975
Fannie Mae Pool #FM2202 4.00% 2048[6]	3,721		3,896
Fannie Mae Pool #CA3180 4.00% 2048[6]	1,773		1,862
Fannie Mae Pool #BK6840 4.00% 2048[6]	1,150		1,224
Fannie Mae Pool #BK5232 4.00% 2048[6]	818		869
Fannie Mae Pool #CA2850 4.00% 2048[6]	471		504
Fannie Mae Pool #BK9743 4.00% 2048[6]	328		350
Fannie Mae Pool #BK9761 4.50% 2048[6]	154		165
Fannie Mae Pool #BK4873 5.00% 2048[6]	1,092		1,184
Fannie Mae Pool #BJ8402 3.457% 2049[6,7]	1,613		1,662
Fannie Mae Pool #CA4151 3.50% 2049[6]	9,298		9,771
Fannie Mae Pool #FM1062 3.50% 2049[6]	7,347		7,702
Fannie Mae Pool #FM1443 3.50% 2049[6]	5,328		5,561
Fannie Mae Pool #BJ8411 3.50% 2049[6]	1,850		1,931
Fannie Mae Pool #BF0320 5.50% 2049[6]	2,929		3,310
Fannie Mae Pool #CA5333 3.00% 2050[6]	63,044		64,232
Fannie Mae Pool #CA5731 3.00% 2050[6]	56,413		57,222
Fannie Mae Pool #CA5338 3.00% 2050[6]	26,329		26,707
Fannie Mae Pool #FM2664 3.50% 2050[6]	6,510		6,788
Fannie Mae Pool #FS0433 2.50% 2051[6]	32,278		32,217
Fannie Mae Pool #CB2319 2.50% 2051[6]	16,131		16,026
Fannie Mae Pool #CB2375 2.50% 2051[6]	15,903		15,751
Fannie Mae Pool #FM9492 2.50% 2051[6]	9,997		9,932
Fannie Mae Pool #CB2372 2.50% 2051[6]	7,801		7,753
Fannie Mae Pool #CB2371 2.50% 2051[6]	6,810		6,767
Fannie Mae Pool #BT9483 2.50% 2051[6]	6,071		6,024
Fannie Mae Pool #BT9510 2.50% 2051[6]	6,056		6,018
Fannie Mae Pool #FM9804 2.50% 2051[6]	5,404		5,379
Fannie Mae Pool #FM9694 2.50% 2051[6]	4,968		4,950
Fannie Mae Pool #CB0041 3.00% 2051[6]	25,454		26,022
Fannie Mae Pool #FM9632 3.00% 2051[6]	11,552		11,760
Fannie Mae Pool #FM9631 3.00% 2051[6]	4,860		4,958
Fannie Mae Pool #CB2292 3.00% 2051[6]	1,436		1,469
Fannie Mae Pool #CB2293 3.00% 2051[6]	1,431		1,460
Fannie Mae Pool #CB2544 3.00% 2052[6]	14,741		15,000
Fannie Mae Pool #BF0379 3.50% 2059[6]	16,664		17,426
Fannie Mae Pool #BF0497 3.00% 2060[6]	7,733		7,897
Fannie Mae Pool #BF0481 3.50% 2060[6]	11,640		12,172
Fannie Mae Pool #BF0480 3.50% 2060[6]	7,206		7,577
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[6,7]	1		1
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[6,7]	—	[2]	—	[2]
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[6]	113		133
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[6]	44		49
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[6]	205		241
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[6]	128		128

Intermediate Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[6,7]	$228	$229
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[6]	2,016	2,021
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[6]	105	105
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.409% 2023[6,7]	2,150	2,159
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.546% 2024[6,7]	1,896	1,907
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.554% 2024[6,7]	3,216	3,263
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.576% 2024[6,7]	2,157	2,195
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[6]	223	224
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[6]	2,465	2,477
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[6]	3,745	3,746
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[6]	890	894
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[6]	176	176
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[6]	1,698	1,705
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.959% 2027[6,7]	11,000	11,512
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.07% 2027[6,7]	10,648	11,156
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[6]	945	1,008
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[6]	186	172
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[6]	580	529
Freddie Mac Pool #ZK7590 3.00% 2029[6]	3,708	3,806
Freddie Mac Pool #ZS8526 3.00% 2029[6]	79	82
Freddie Mac Pool #QN1073 3.00% 2034[6]	200	206
Freddie Mac Pool #RB5148 2.00% 2042[6]	13,833	13,475
Freddie Mac Pool #RB5153 2.00% 2042[6]	1,908	1,858
Freddie Mac Pool #Q18236 3.50% 2043[6]	754	794
Freddie Mac Pool #Q19133 3.50% 2043[6]	503	529
Freddie Mac Pool #Q17696 3.50% 2043[6]	464	488
Freddie Mac Pool #Q15874 4.00% 2043[6]	62	65
Freddie Mac Pool #Q28558 3.50% 2044[6]	475	498
Freddie Mac Pool #760014 2.832% 2045[6,7]	1,975	2,016
Freddie Mac Pool #760012 3.113% 2045[6,7]	930	956
Freddie Mac Pool #760013 3.172% 2045[6,7]	672	691
Freddie Mac Pool #G60238 3.50% 2045[6]	6,620	6,953
Freddie Mac Pool #G67700 3.50% 2046[6]	2,436	2,558
Freddie Mac Pool #760015 2.622% 2047[6,7]	3,216	3,269
Freddie Mac Pool #Q52069 3.50% 2047[6]	1,366	1,425
Freddie Mac Pool #Q51622 3.50% 2047[6]	998	1,040
Freddie Mac Pool #Q47615 3.50% 2047[6]	782	816
Freddie Mac Pool #Q55056 3.50% 2048[6]	874	911
Freddie Mac Pool #Q54701 3.50% 2048[6]	868	904
Freddie Mac Pool #Q54709 3.50% 2048[6]	826	861
Freddie Mac Pool #Q54700 3.50% 2048[6]	672	701
Freddie Mac Pool #Q54782 3.50% 2048[6]	610	633
Freddie Mac Pool #Q54781 3.50% 2048[6]	595	619
Freddie Mac Pool #Q56590 3.50% 2048[6]	459	478
Freddie Mac Pool #Q54699 3.50% 2048[6]	361	378
Freddie Mac Pool #Q56591 3.50% 2048[6]	327	339
Freddie Mac Pool #Q55060 3.50% 2048[6]	308	320
Freddie Mac Pool #Q56589 3.50% 2048[6]	279	289
Freddie Mac Pool #Q54831 3.50% 2048[6]	271	284
Freddie Mac Pool #Q54698 3.50% 2048[6]	257	270
Freddie Mac Pool #G67711 4.00% 2048[6]	8,793	9,354
Freddie Mac Pool #Q56599 4.00% 2048[6]	1,345	1,432
Freddie Mac Pool #Q55971 4.00% 2048[6]	915	972
Freddie Mac Pool #Q56175 4.00% 2048[6]	894	947
Freddie Mac Pool #Q55970 4.00% 2048[6]	448	479
Freddie Mac Pool #Q58411 4.50% 2048[6]	2,051	2,219
Freddie Mac Pool #Q58436 4.50% 2048[6]	934	1,017
Freddie Mac Pool #Q58378 4.50% 2048[6]	703	753
Freddie Mac Pool #RA1369 3.50% 2049[6]	28,226	29,256
Freddie Mac Pool #RA1580 3.50% 2049[6]	6,517	6,848
Freddie Mac Pool #RA1463 3.50% 2049[6]	6,492	6,822
Freddie Mac Pool #QA0284 3.50% 2049[6]	3,276	3,416
Freddie Mac Pool #QA2748 3.50% 2049[6]	904	944
Freddie Mac Pool #2B7361 4.009% 2049[6,7]	944	965
Freddie Mac Pool #ZN5963 4.50% 2049[6]	246	260
Freddie Mac Pool #SD7528 2.00% 2050[6]	10,439	10,048
Freddie Mac Pool #RA2457 3.00% 2050[6]	12,303	12,514

16	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD0187 3.00% 2050[6]	$5,608	$5,725
Freddie Mac Pool #SD7545 2.50% 2051[6]	17,514	17,410
Freddie Mac Pool #RA6483 2.50% 2051[6]	13,799	13,667
Freddie Mac Pool #QD3220 2.50% 2051[6]	7,437	7,391
Freddie Mac Pool #RA5971 3.00% 2051[6]	124,980	127,505
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.506% 2023[6,7]	1	1
Freddie Mac, Series K142, Class A2, 2.40% 2032[6]	14,000	13,883
Freddie Mac, Series T041, Class 3A, 4.596% 2032[6,7]	143	153
Freddie Mac, Series 4582, Class GA, 3.75% 2052[6,7]	10,382	10,552
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 2023[6,7]	1,500	1,527
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[6]	5,300	5,406
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[6]	1,970	2,017
Freddie Mac, Series K042, Class A2, Multi Family, 2.67% 2024[6]	2,310	2,354
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2024[6]	6,817	6,938
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[6]	6,000	6,178
Freddie Mac, Series K041, Class A2, Multi Family, 3.171% 2024[6]	5,336	5,502
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[6]	4,500	4,645
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[6]	5,000	5,143
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[6]	1,500	1,542
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[6]	1,500	1,535
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 2025[6]	1,575	1,629
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[6]	6,665	6,879
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[6]	3,000	3,118
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 2025[6]	7,750	8,028
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 2025[6,7]	3,365	3,498
Freddie Mac, Series K051, Class A2, Multi Family, 3.308% 2025[6]	630	657
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[6]	14,350	14,934
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[6]	21,027	21,935
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[6,7]	17,500	18,334
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 2026[6]	4,750	4,840
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[6]	1,500	1,531
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[6]	3,697	3,785
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 2026[6]	6,250	6,408
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[6]	14,275	14,832
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[6]	1,000	1,052
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[6]	12,500	13,175
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[6,7]	3,500	3,675
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[6]	5,500	5,786
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[6]	1,500	1,615
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[6,7]	15,180	16,461
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[6]	3,250	3,552
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[6]	10,415	11,399
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[6,7]	3,000	3,296
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[6,7]	3,000	3,303
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[6]	378	415
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[6,7]	7,250	8,031
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[6]	138	141
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[6]	15,000	16,110
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[6]	13,252	14,334
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[6]	52	51
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[6]	498	472
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[6]	317	296
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[6]	91	83
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[6]	7,369	7,474
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[6,7]	7,236	7,317
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,7]	6,967	7,055
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[6]	6,110	6,246
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[6]	1,221	1,261
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[6]	6,660	6,793
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,7]	6,769	6,977
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[6]	25,077	25,799
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[6]	8,622	9,017
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[6]	3,509	3,689
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[6]	9,023	9,439

Intermediate Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[6]	$3,815	$3,932
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[6]	3,061	3,202
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[6]	2,636	2,757
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[6]	814	839
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[6]	5,147	5,221
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[6]	15,913	16,326
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[6]	1,190	1,219
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[6]	38,518	39,288
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[6]	23,294	23,800
Government National Mortgage Assn. 2.00% 2052[6,8]	36,703	35,821
Government National Mortgage Assn. 2.00% 2052[6,8]	23,219	22,702
Government National Mortgage Assn. 2.50% 2052[6,8]	37,645	37,548
Government National Mortgage Assn. 2.50% 2052[6,8]	19,194	19,180
Government National Mortgage Assn. 3.00% 2052[6,8]	207,523	210,985
Government National Mortgage Assn. 3.50% 2052[6,8]	3,730	3,833
Government National Mortgage Assn. Pool #5306 4.50% 2042[6]	8	9
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[6]	30,518	32,123
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[6]	21	23
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[6]	83	87
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[6]	43	46
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.109% 2022[5,6,7,9,10]	2,876	2,876
Uniform Mortgage-Backed Security 1.50% 2037[6,8]	5,520	5,372
Uniform Mortgage-Backed Security 2.00% 2037[6,8]	29,071	28,857
Uniform Mortgage-Backed Security 3.00% 2037[6,8]	2,842	2,914
Uniform Mortgage-Backed Security 2.00% 2052[6,8]	195,567	187,222
Uniform Mortgage-Backed Security 2.00% 2052[6,8]	74,374	71,081
Uniform Mortgage-Backed Security 2.50% 2052[6,8]	57,104	56,103
Uniform Mortgage-Backed Security 2.50% 2052[6,8]	50,140	49,358
Uniform Mortgage-Backed Security 3.00% 2052[6,8]	1,014,341	1,022,345
Uniform Mortgage-Backed Security 3.00% 2052[6,8]	39,828	40,230
Uniform Mortgage-Backed Security 3.50% 2052[6,8]	56,798	58,367
Uniform Mortgage-Backed Security 3.50% 2052[6,8]	36,071	37,150
Uniform Mortgage-Backed Security 4.00% 2052[6,8]	2,200	2,297
Uniform Mortgage-Backed Security 4.50% 2052[6,8]	15,360	16,218
		3,303,940

Collateralized mortgage-backed obligations (privately originated) 4.11%
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, 3.50% 2046[5,6,7]	544	542
Angel Oak Mortgage Trust, Series 2020-2, Class A1A, 2.531% 2065[5,6,7]	4,978	4,987
Argent Securities, Inc., Series 2005-W2, Class M1, 0.922% 2035[6,7]	2,469	2,461
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[5,6,7]	17,323	16,985
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[5,6,7]	7,367	7,303
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[5,6]	2,472	2,460
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056[5,6]	17,000	16,987
Bear Stearns Alt-A Trust, Series 2004-12, Class 1M1, (1-month USD-LIBOR + 0.93%) 1.117% 2035[6,7]	2,742	2,754
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.787% 2029[5,6,7]	2,588	2,586
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[5,6,7]	20,656	20,811
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[5,6,7]	9,731	9,571
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[5,6,7]	6,883	6,863
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[5,6]	10,347	10,391
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[4,5,6]	16,801	16,925
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 2049[5,6,7]	1,676	1,675
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[5,6,7]	17,871	17,803
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.720% 2030[5,6,7]	500	488
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[5,6,7]	8,868	8,823
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[5,6,7]	24,904	24,670
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[5,6,7]	527	518
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[5,6,7]	90,663	90,299
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[5,6,7]	8,401	8,522

18	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[6]	$2,697	$2,754
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A3, 3.50% 2049[5,6,7]	335	337
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[5,6,7]	3,686	3,694
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M1, 3.00% 2064[5,6,7]	10,000	10,094
COLT Funding Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 2065[5,6]	765	766
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[5,6,7]	6,711	6,579
COLT Funding, LLC, Series 2021-5, Class A2, 2.606% 2066[5,6,7]	4,894	4,747
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 0.799% 2041[5,6,7]	4,455	4,429
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[5,6]	4,112	4,015
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 2057[5,6,7]	6,031	6,187
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[5,6,7]	2,203	2,244
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[5,6,7]	17,015	16,884
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[6]	84	89
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[6]	82	85
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[6]	140	145
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[6]	121	124
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[5,6,7]	15,891	15,721
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[5,6]	13,500	14,727
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[5,6]	13,143	14,218
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[5,6]	2,516	2,651
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[5,6]	2,283	2,441
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[5,6,7]	34,320	32,960
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[5,6,7]	5,790	5,575
Flagstar Mortgage Trust, Series 2021-5INV, Class A5, 2.50% 2051[5,6,7]	4,868	4,780
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 2051[5,6,7]	18,901	18,707
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1, (30-day Average USD-SOFR + 0.80%) 0.849% 2033[5,6,7]	30	30
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, (30-day Average USD-SOFR + 2.30%) 2.349% 2033[5,6,7]	2,000	2,024
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 1.699% 2034[5,6,7]	496	488
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 0.849% 2041[5,6,7]	9,254	9,186
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 1.549% 2041[5,6,7]	2,593	2,506
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M1, (30-day Average USD-LIBOR + 0.90%) 0.949% 2050[5,6,7]	186	186
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-LIBOR + 1.85%) 2.037% 2050[5,6,7]	2,029	2,036
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class M2, (30-day Average USD-LIBOR + 3.00%) 3.187% 2050[5,6,7]	55	55
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA1, Class M1, (30-day Average USD-SOFR + 0.65%) 0.699% 2051[5,6,7]	41	41
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[5,6,7]	46,948	46,081
GS Mortgage-Backed Securities Trust, Series 2020-PJ4, Class A2, 3.00% 2051[5,6,7]	2,355	2,349
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[5,6]	22,330	21,525
Home Partners of America Trust, Series 2021-2, Class B, 2.302% 2026[5,6]	4,983	4,761
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 2039[5,6]	3,016	2,992
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.772% 2036[6,7]	8,248	8,236
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 2051[5,6,7]	7,842	7,710
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[5,6,7]	3,668	3,532
Imperial Fund, LLC, Series 2021-NQM4, Class A1, 2.091% 2057[5,6,7]	11,826	11,425
JPMorgan Mortgage Trust, Series 2017-3, Class 1A3, 3.50% 2047[5,6,7]	3,270	3,300
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[5,6,7]	977	984
JPMorgan Mortgage Trust, Series 2019-3, Class A3, 3.899% 2049[5,6,7]	85	85
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 2049[5,6,7]	97	97
JPMorgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.00% 2049[5,6,7]	43	43
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[5,6,7]	2,840	2,845
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[5,6,7]	9,850	9,848
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[5,6,7]	7,540	7,554
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[5,6,7]	11,978	11,948
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[5,6,7]	14,070	13,763
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[4,5,6]	16,615	16,225
Mello Mortgage Capital Acceptance, Series 2021-INV1, Class A4, 2.50% 2051[5,6,7]	5,305	5,213

Intermediate Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.987% 2053[5,6,7]	$30,502	$30,340
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.087% 2053[5,6,7]	47,232	47,208
Mello Warehouse Securitization Trust, Series 2020-1, Class B, (1-month USD-LIBOR + 1.15%) 1.337% 2053[5,6,7]	1,672	1,671
Mello Warehouse Securitization Trust, Series 2020-1, Class C, (1-month USD-LIBOR + 1.35%) 1.537% 2053[5,6,7]	1,672	1,671
Mello Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.887% 2055[5,6,7]	20,250	20,091
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.937% 2055[5,6,7]	13,622	13,520
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.037% 2055[5,6,7]	51,006	50,698
MetLife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[5,6,7]	1,136	1,163
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[5,6,7]	2,454	2,429
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[5,6,7]	193	193
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.472% 2058[5,6,7]	1,575	1,597
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[5,6,7]	1,922	1,937
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 2059[5,6,7]	431	434
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 2061[5,6,7]	83	84
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[5,6,7]	418	422
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 2069[5,6,7]	1,534	1,561
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 1.406% 2022[5,6,7]	54,831	55,080
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.426% 2051[5,6,7]	81,876	81,904
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 2056[5,6]	934	958
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 2057[5,6,7]	1,883	1,901
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[5,6,7]	58	59
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[5,6,7]	2,411	2,475
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[5,6,7]	896	920
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[5,6,7]	5,347	5,386
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 2059[5,6,7]	3,571	3,579
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.937% 2055[5,6,7]	58,084	57,757
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[5,6]	1,164	1,157
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, 0.937% 2060[5,6,7]	5,500	5,484
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[5,6,7]	25,322	24,641
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[5,6]	3,575	3,538
Progress Residential Trust, Series 2019-SFR2, Class A, 3.147% 2036[5,6]	1,573	1,550
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[5,6]	3,925	3,860
Provident Funding Mortgage Trust, Series 2021-INV1, Class A3, 2.50% 2051[5,6,7]	2,609	2,570
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.887% 2055[5,6,7]	31,164	30,904
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[5,6,7]	28,180	27,894
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[5,6,7]	1,546	1,539
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[5,6,7]	1,181	1,183
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[5,6,7]	202	203
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 2055[5,6,7]	144	144
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.401% 2055[5,6,7]	5,800	5,850
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[5,6,7]	171	171
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[5,6,7]	1,898	1,907
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[5,6,7]	315	317
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 2056[5,6,7]	4,905	5,022
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.787% 2057[5,6,7]	1,379	1,377
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[5,6,7]	2,311	2,327
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[5,6,7]	1,928	1,941
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[5,6,7]	1,504	1,511
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 2057[5,6,7]	359	361
Towd Point Mortgage Trust, Series 2017-6, Class M2, 3.25% 2057[5,6,7]	7,482	7,507
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 2057[5,6,7]	5,450	5,578
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 1.187% 2058[5,6,7]	4,830	4,849
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[5,6,7]	10,731	10,823
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 2058[5,6,7]	148	149

20	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[5,6,7]	$11,322	$11,460
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 2058[5,6,7]	1,622	1,643
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[5,6,7]	745	753
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 2058[5,6,7]	6,336	6,482
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 2058[5,6,7]	5,000	5,142
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 2058[5,6,7]	3,598	3,685
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 2058[5,6,7]	5,935	6,131
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 2059[5,6,7]	3,285	3,343
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[5,6]	11,976	11,775
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[5,6]	19,300	18,673
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 2060[5,6,7]	1,304	1,297
Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 2066[5,6,7]	18,400	17,989
ZH Trust, Series 2021-1, Class A, 2.253% 2027[5,6]	12,679	12,597
ZH Trust, Series 2021-2, Class A, 2.349% 2027[5,6]	15,322	15,199
		1,302,009

Commercial mortgage-backed securities 2.86%
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 2048[6]	3,750	3,882
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[6]	275	286
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[6]	490	510
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[6]	1,500	1,614
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[6,7]	440	475
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[6]	2,157	2,087
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.051% 2064[6,7,9]	10,201	10,547
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 2033[5,6]	11,896	12,066
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.35% 2032[6]	5,000	5,229
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[6]	6,500	6,760
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[6]	2,500	2,664
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[6]	2,202	2,108
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[6]	2,200	2,363
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 2054[6]	900	857
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 2055[6]	1,000	1,007
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[6]	1,650	1,657
BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374% 2055[6]	833	863
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.78% 2034[5,6,7]	43,644	42,229
BX Trust, Series 2018-GW, Class A, 0.991% 2035[5,6,7]	1,684	1,667
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.891% 2036[5,6,7]	55,563	54,040
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.09% 2036[5,6,7]	52,790	51,809
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.141% 2036[5,6,7]	7,125	6,902
BX Trust, Series 2021-ARIA, Class B, 1-month USD-LIBOR + 1.297%) 1.488% 2036[5,6,7]	2,984	2,930
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 1.837% 2036[5,6,7]	996	976
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.861% 2038[5,6,7]	34,006	33,281
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 1.042% 2038[5,6,7]	14,011	13,879
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 1.061% 2038[5,6,7]	7,212	7,055
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.291% 2038[5,6,7]	3,564	3,487
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 1.442% 2038[5,6,7]	1,996	1,967
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 1.04% 2039[5,6,7]	10,000	9,920
BXP Trust, Series 2017-GM, Class A, 3.379% 2039[5,6]	9,755	9,936
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[6]	8,609	8,883
CIM Retail Portfolio Trust, Series 2021-RETL, Class A, (1-month USD-LIBOR + 1.40%) 1.591% 2036[5,6,7]	2,891	2,847
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class AS, 3.683% 2045[5,6]	1,000	1,005
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[5,6]	1,000	1,004
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 2047[6]	1,600	1,637
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[6]	11,210	11,493
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[6,7]	1,500	1,527
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[6]	150	153
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[6]	11,750	11,921
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[6]	5,000	5,166
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[6]	500	493
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[6]	12,741	13,008
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[5,6]	1,000	997
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[5,6]	2,250	2,251

Intermediate Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[5,6]	$1,000	$1,010
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.063% 2046[5,6,7]	3,740	3,773
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.90% 2046[5,6,7]	1,651	1,695
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 2047[6]	1,821	1,866
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[6]	1,958	2,008
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 2047[6]	2,500	2,575
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[6]	4,699	4,844
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[6]	1,750	1,801
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[6]	150	154
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[6,7]	3,000	3,064
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[6,7]	11,175	11,375
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[6]	8,975	9,114
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 2050[6]	869	884
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 2050[6]	6,543	6,631
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[6,7]	2,000	2,078
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.111% 2050[6,7]	1,000	1,031
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.56% 2048[6,7]	275	278
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 2050[6]	2,375	2,390
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[6]	3,235	3,257
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[6]	150	153
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[5,6,7]	1,095	1,096
Ellington Financial Mortgage Trust, Series 2021-3, Class A1, 1.241% 2066[5,6,7]	5,281	5,065
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.272% 2038[5,6,7]	19,625	19,463
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.572% 2038[5,6,7]	3,809	3,770
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.892% 2038[5,6,7]	994	984
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[5,6]	13,935	13,195
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.111% 2025[5,6,7]	13,173	13,040
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[6]	3,000	3,037
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[5,6]	5,750	5,785
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[6,7]	2,100	2,121
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 2049[6]	2,581	2,604
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[6]	1,809	1,744
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.341% 2038[5,6,7]	29,000	28,912
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 2038[5,6]	795	822
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class B, 4.927% 2045[6,7]	5,000	5,139
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[6]	5,687	5,834
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[6]	8,000	8,009
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[5,6]	14,140	14,104
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[5,6]	1,735	1,706
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[5,6]	16,514	15,854
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[6,7]	5,000	5,038
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.101% 2047[6,7]	1,750	1,751
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.241% 2038[5,6,7]	28,632	28,267
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 1.591% 2038[5,6,7]	762	753
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[5,6]	21,418	20,599
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.992% 2026[5,6,7]	20,624	20,354
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[6]	2,000	2,013
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[6,7]	3,032	3,049
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[6]	4,000	4,105

22	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.151% 2046[6,7]	$8,085	$8,222
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259% 2046[6,7]	12,000	12,304
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[6]	782	793
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[6]	3,000	3,080
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[6]	1,500	1,558
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[6,7]	5,000	5,107
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[6]	750	773
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4 3.134% 2048[6]	4,500	4,530
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 2048[6]	14,000	14,273
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[6]	737	735
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[6]	400	413
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[6,7]	275	275
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.091% 2038[5,6,7]	10,106	9,989
Motel 6 Trust, Series 2021-MTL6, Class B, (1-month USD-LIBOR + 1.20%) 1.391% 2038[5,6,7]	1,507	1,487
Motel 6 Trust, Series 2021-MTL6, Class C, (1-month USD-LIBOR + 1.50%) 1.691% 2038[5,6,7]	226	223
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[5,6]	1,408	1,366
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 0.768% 2036[5,6,7]	16,480	16,087
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 1.117% 2036[5,6,7]	3,000	2,926
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.922% 2038[5,6,7]	39,906	39,158
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 1.271% 2038[5,6,7]	1,546	1,518
Storagemart Commercial Mortgage Trust, Series 2022-MINI, Class A, 1.10% 2024[5,6,7]	32,592	32,102
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[6]	800	818
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[6]	3,000	3,079
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[6]	4,000	4,138
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.095% 2048[6,7]	275	277
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[6]	15,455	15,589
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[6]	4,000	4,109
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[6]	13,000	13,602
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[5,6]	1,000	936
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.615% 2057[6,7]	2,250	2,337
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.557% 2058[6,7]	1,690	1,685
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[6]	9,000	9,070
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[6]	1,000	1,027
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[6]	150	155
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[6]	1,250	1,258
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[6,7]	1,966	1,980
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[6]	11,100	11,154
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.001% 2046[6,7]	3,250	3,305
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 2047[6]	1,500	1,542
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[6,7]	4,900	4,968
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[6,7]	2,750	2,775
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[6]	9,688	9,871
		906,226

Total mortgage-backed obligations		5,512,175

Intermediate Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 8.04%
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[5,6]	$684	$685
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[5,6]	10,355	10,502
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[5,6]	3,231	3,320
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[5,6]	24,180	24,874
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[5,6]	35,500	36,899
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[5,6]	15,377	15,409
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[5,6]	24,707	23,821
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[5,6]	6,742	6,666
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[5,6]	692	700
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[5,6]	31,726	31,648
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[5,6]	15,154	15,163
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[5,6]	30,069	29,589
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[5,6]	15,762	15,635
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.191% 2030[5,6,7]	28,237	28,224
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.191% 2030[5,6,7]	16,982	16,897
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD-LIBOR + 1.85%) 2.091% 2029[5,6,7]	12,500	12,495
American Credit Acceptance Receivables Trust, Series 2021-1, Class A, 0.35% 2024[5,6]	1,628	1,627
American Credit Acceptance Receivables Trust, Series 2021-1, Class B, 0.61% 2025[5,6]	2,991	2,987
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[5,6]	2,114	2,115
American Express Credit Account Master Trust, Series 2018-5, Class A, 0.531% 2025[6,7]	1,060	1,062
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 2024[6]	3,556	3,548
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.179% 2028[5,6,7]	34,295	34,257
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.48% 2030[5,6,7]	44,485	44,396
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[5,6]	2,830	2,842
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[5,6]	8,500	8,570
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[5,6]	8,084	7,915
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[5,6]	1,048	1,035
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[5,6]	10,189	10,046
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[5,6]	1,748	1,686
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2035[5,6]	13,000	12,935
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[5,6]	4,106	3,953
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[6]	523	516
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[6]	1,496	1,471
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[5,6]	13,238	12,660
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[5,6]	4,787	4,625
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.238% 2030[5,6,7]	53,874	53,373
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[5,6]	55,853	54,047
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[5,6]	10,722	10,165
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[5,6]	1,003	975
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[5,6]	184	177
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[5,6]	38,615	36,759
CIFC Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 1.955% 2029[5,6,7]	3,500	3,486
Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 0.451% 2025[6,7]	1,070	1,072
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[5,6]	4,189	4,062
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[5,6]	2,609	2,520
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[5,6]	9,579	9,259
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[5,6]	4,771	4,531
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[5,6,7]	290	291
CPS Auto Receivables Trust, Series 2021-A, Class A, 0.35% 2024[5,6]	620	619
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[5,6]	429	430
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[5,6]	1,640	1,649
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[5,6]	724	741
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[5,6]	19,267	19,217
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 2029[5,6]	8,350	8,317
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[5,6]	6,670	6,684
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[5,6]	11,000	10,745
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81% 2024[6]	11	11
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[6]	3,736	3,740
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[6]	11,722	11,786

24	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[6]	$2,863	$2,880
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[6]	9,085	9,148
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[6]	3,964	4,032
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[5,6]	94	94
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[5,6]	2,760	2,763
Drivetime Auto Owner Trust, Series 2021-1A, Class A, 0.35% 2025[5,6]	5,556	5,546
Drivetime Auto Owner Trust, Series 2021-2A, Class A, 0.41% 2025[5,6]	11,392	11,343
Drivetime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 2025[5,6]	1,728	1,714
Drivetime Auto Owner Trust, Series 2020-1, Class C, 2.29% 2025[5,6]	17,485	17,583
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[5,6]	1,135	1,140
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[5,6]	3,628	3,642
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[5,6]	4,607	4,676
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[5,6]	387	403
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.221% 2028[5,6,7]	58,276	58,187
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[5,6]	3,263	3,100
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[5,6]	2,035	2,052
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[5,6]	1,211	1,214
Exeter Automobile Receivables Trust, Series 2021-4A, Class A3, 0.68% 2025[6]	12,566	12,472
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[5,6]	9,769	9,804
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[5,6]	6,695	6,763
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[5,6]	2,525	2,615
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[5,6]	2,656	2,643
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[5,6]	20,494	19,548
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[5,6]	4,156	4,049
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[5,6]	8,524	8,470
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[5,6]	1,710	1,756
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 2033[5,6]	6,591	6,321
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[5,6]	2,574	2,573
Freedom Financial, Series 2021-3FP, Class A, 0.62% 2028[5,6]	2,631	2,625
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[5,6]	11,114	10,971
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[5,6]	1,524	1,507
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[5,6]	8,190	7,973
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[5,6]	6,002	6,267
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[5,6]	20,454	20,008
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[5,6]	22,633	22,197
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[5,6]	39,864	38,188
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[5,6]	14,187	13,660
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[6]	2,474	2,474
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[6]	1,421	1,423
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[5,6]	49,301	47,948
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[5,6]	3,904	3,793
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[5,6]	1,077	1,039
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 2026[5,6]	28,105	27,779
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 2026[5,6]	2,450	2,420
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[5,6]	74,397	71,474
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[5,6]	6,526	6,332
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 2028[5,6]	16,820	16,654
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 2028[5,6]	4,495	4,440
Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54% 2025[6]	1,000	1,010
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[5,6]	22,329	22,087
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[5,6]	1,970	1,933
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.241% 2029[5,6,7]	21,356	21,352
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636% 2046[5,6]	9,679	9,326
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.255% 2030[5,6,7]	68,265	67,993
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.391% 2029[5,6,7]	32,763	32,797
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[5,6]	39,300	38,906
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[5,6]	20,393	20,094
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[5,6]	2,195	2,166
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[5,6]	8,437	8,200
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[5,6]	13,095	12,675
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[5,6]	30,082	29,012
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[5,6]	34,326	33,271

Intermediate Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[5,6]	$11,121	$10,623
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[5,6]	36,010	35,098
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[5,6]	16,995	16,496
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 0.902% 2062[5,6,7]	28,541	28,041
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[5,6]	37,650	36,019
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[5,6]	44,837	43,047
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[5,6]	116,027	111,287
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[5,6]	204,315	196,647
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.228% 2030[5,6,7]	10,400	10,385
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[5,6]	26,257	25,544
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 2027[5,6]	817	796
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[5,6]	20,600	20,135
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[5,6]	19,790	19,104
Oportun Funding LLC, Series 2021-B, Class B, 1.96% 2031[5,6]	2,000	1,948
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[6]	355	359
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 2037[6]	1,716	1,735
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[5,6,7]	18,593	18,592
OSW Structured Asset Trust, Series 2020-RPL1, Class A2, 4.569% 2059[5,6,7]	25,926	25,926
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 0.928% 2029[5,6,7]	20,000	19,972
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.154% 2029[5,6,7]	5,359	5,355
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.528% 2029[5,6,7]	8,556	8,522
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 1.730% 2029[5,6,7]	6,000	5,978
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.224% 2027[5,6,7]	3,975	3,974
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.304% 2027[5,6,7]	11,242	11,244
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.498% 2028[5,6,7]	21,683	21,612
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.187% 2030[5,6,7]	11,782	11,750
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 1.437% 2051[5,6,7]	6,100	6,092
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[5,6,7]	47,910	47,879
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[5,6]	926	927
Santander Drive Auto Receivables Trust, Series 2021-3, Class A2, 0.29% 2024[6]	4,843	4,836
Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.96% 2024[6]	2,104	2,105
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[6]	6,125	6,128
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 0.691% 2053[5,6,7]	1,271	1,270
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[5,6]	10,503	9,852
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.321% 2030[5,6,7]	36,320	36,275
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[5,6]	13,195	12,695
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[5,6]	11,726	11,447
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[5,6]	6,178	6,011
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[5,6]	1,478	1,445
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[5,6]	33,958	32,987
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[5,6]	4,868	4,723
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[5,6]	4,138	4,011
Textainer Marine Containers, Ltd., Series 2020-3A, Class A, 2.11% 2045[5,6]	3,335	3,228
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[5,6]	498	496
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[5,6]	3,870	3,672
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[5,6]	36,027	35,118
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[5,6]	47,755	48,461
Toyota Auto Receivables Owner Trust, Series 2019-C, Class A4, 1.88% 2024[6]	5,075	5,100
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[5,6]	25,559	24,802
Triton Container Finance VIII LLC, Series 2020-1, Class B, 3.74% 2045[5,6]	4,621	4,622
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[5,6]	8,771	8,374
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[6]	3,688	3,704
Westlake Automobile Receivables Trust, Series 2021-3A, Class A2, 0.57% 2024[5,6]	21,312	21,220

26	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Westlake Automobile Receivables Trust, Series 2020-2, Class A2A, 0.93% 2024[5,6]	$1,013	$1,013
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 2025[5,6]	7,981	7,992
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[5,6]	6,745	6,777
		2,545,405

Bonds & notes of governments & government agencies outside the U.S. 3.63%
Alberta (Province of) 1.875% 2024	20,000	20,082
Asian Development Bank 2.75% 2023	5,000	5,079
Asian Development Bank 0.625% 2024	36,108	35,179
Asian Development Bank 1.50% 2024	19,642	19,584
Asian Development Bank 2.50% 2027	5,573	5,762
Asian Development Bank 2.75% 2028	4	4
Caisse d’Amortissement de la Dette Sociale 1.125% 2024[5]	30,000	29,531
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[5]	9,090	9,417
Caisse d’Amortissement de la Dette Sociale 0.375% 2025[5]	20,000	18,991
Canada 0.75% 2026	63,240	60,418
CPPIB Capital, Inc. 0.50% 2024[5]	6,052	5,839
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 0.05% 2026[5,7]	21,879	22,804
CPPIB Capital, Inc. 0.875% 2026[5]	12,181	11,550
Denmark (Kingdom of) 0.125% 2022[5]	7,860	7,823
Denmark (Kingdom of) 0.125% 2022	5,235	5,210
Development Bank of Japan, Inc. 1.75% 2025[5]	22,926	22,843
Development Bank of Japan, Inc. 1.25% 2026[5]	25,316	24,393
Development Bank of Japan, Inc. 1.75% 2031[5]	4,590	4,414
European Investment Bank 2.25% 2024	2,215	2,245
European Investment Bank 0.375% 2025	10,000	9,481
European Investment Bank 0.75% 2026	15,311	14,601
European Investment Bank 0.625% 2027	2,450	2,286
European Stability Mechanism 2.125% 2022[5]	58,322	58,763
European Stability Mechanism 0.375% 2025[5]	8,584	8,164
Inter-American Development Bank 0.50% 2024	22,333	21,716
Inter-American Development Bank 1.75% 2025	1,704	1,706
Inter-American Development Bank 0.625% 2027	7,000	6,520
Inter-American Development Bank 1.125% 2028	1	1
International Bank for Reconstruction and Development 0.75% 2025	14,923	14,507
International Bank for Reconstruction and Development 1.625% 2025	10,845	10,833
International Bank for Reconstruction and Development 1.625% 2031	22,326	21,721
International Development Association 0.375% 2025[5]	52,000	49,401
Italy (Republic of) 2.375% 2024	29,500	29,657
Japan Bank for International Cooperation 0.625% 2023	14,800	14,674
Japan Bank for International Cooperation 2.50% 2024	12,280	12,508
Japan Bank for International Cooperation 1.875% 2031	9,834	9,669
Japan Finance Organization for Municipalities 2.625% 2022[5]	13,000	13,033
KfW 0.25% 2023	20,757	20,536
KfW 0.50% 2024	44,999	43,734
KfW 0.375% 2025	40,034	38,227
KfW 0.625% 2026	10,116	9,665
Kommunalbanken 0.50% 2024[5]	14,934	14,476
Kommunalbanken 0.375% 2025[5]	51,068	48,551
Kommuninvest i Sverige Aktiebolag 0.25% 2023[5]	47,515	46,774
Kommuninvest i Sverige Aktiebolag 0.50% 2023[5]	18,739	18,536
Oesterreichische Kontrollbank AG 0.50% 2024	19,697	19,140
Oesterreichische Kontrollbank AG 0.375% 2025	11,250	10,697
Ontario Teachers’ Finance Trust 0.875% 2026[5]	36,960	35,288
Ontario Teachers’ Finance Trust 2.00% 2031[5]	5,070	4,934
Poland (Republic of) 3.00% 2023	10,000	10,112
Poland (Republic of) 4.00% 2024	9,215	9,529
Poland (Republic of) 3.25% 2026	945	978
Portuguese Republic 5.125% 2024	51,000	55,246
PSP Capital, Inc. 1.625% 2028[5]	22,052	21,516
Qatar (State of) 3.875% 2023[5]	23,475	24,121
Qatar (State of) 3.375% 2024[5]	19,856	20,428
Qatar (State of) 4.00% 2029	10,000	10,907
Quebec (Province of) 0.60% 2025	66,321	63,274
Sweden (Kingdom of) 2.375% 2023[5]	12,135	12,279
		1,149,357

Intermediate Bond Fund of America	27

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes 1.42%
Fannie Mae 0.25% 2023		$3,995	$3,949
Fannie Mae 0.625% 2025[1]		340,000	329,233
Fannie Mae 0.75% 2027		10,000	9,411
Fannie Mae 0.875% 2030		38,662	35,083
Federal Farm Credit Banks 1.125% 2025		7,446	7,341
Federal Farm Credit Banks 1.75% 2025		30,257	30,311
Federal Farm Credit Banks 1.60% 2033		2,926	2,752
Freddie Mac 0.25% 2023		24,687	24,404
Freddie Mac 0.25% 2023		6,250	6,149
			448,633

Municipals 0.14%
California 0.03%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 2028		11,085	10,808

Florida 0.06%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025		11,385	11,147
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027		3,785	3,684
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030		3,805	3,696
			18,527
New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028		15,255	14,763

Total municipals			44,098
Total bonds, notes & other debt instruments (cost: $30,330,553,000)			29,913,666

Preferred securities 0.01%		Shares
Financials 0.01%
CoBank, ACB, Class E, 1.411% noncumulative preferred shares[5]		4,000	3,240

Total preferred securities (cost: $3,985,000)			3,240

Short-term securities 10.99%
Money market investments 10.74%
Capital Group Central Cash Fund 0.15%[11,12]		34,003,334	3,400,334

Weighted average yield at acquisition		Principal amount (000)
U.S. Treasury bills 0.25%
U.S. Treasury 2/23/2023	1.111%	$80,000	79,218

Total short-term securities (cost: $3,479,371,000)			3,479,552
Total investment securities 105.47% (cost: $33,813,909,000)			33,396,458
Other assets less liabilities (5.47)%			(1,732,701)

Net assets 100.00%			$31,663,757

28	Intermediate Bond Fund of America

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 2/28/2022 (000)
30 Day Federal Funds Futures	Short	36	May 2022	$(14,949)	$(21)
30 Day Federal Funds Futures	Long	561	June 2022	232,366	55
90 Day Euro Dollar Futures	Long	37	March 2022	9,189	(47)
2 Year U.S. Treasury Note Futures	Long	6,189	June 2022	1,332,037	2,867
5 Year U.S. Treasury Note Futures	Short	8,410	June 2022	(994,745)	(5,153)
10 Year U.S. Treasury Note Futures	Long	4,742	June 2022	604,308	5,075
10 Year Ultra U.S. Treasury Note Futures	Short	11,405	June 2022	(1,611,847)	(15,344)
20 Year U.S. Treasury Bond Futures	Long	1,223	June 2022	191,629	2,689
30 Year Ultra U.S. Treasury Bond Futures	Long	6,197	June 2022	1,152,255	11,282
					$1,403

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium paid	Unrealized appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	2/28/2022 (000)	(received) (000)	at 2/28/2022 (000)
3-month USD-LIBOR	Quarterly	0.243%	Semi-annual	5/2/2024	$460,700	$13,785	$287	$13,498
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	328,100	75,836	(194)	76,030
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	515,400	135,422	—	135,422
						$225,043	$93	$224,950

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/28/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 2/28/2022 (000)
CDX.NA.IG.37	1.00%	Quarterly	12/20/2026	$1,247,660	$(18,300)	$(29,583)	$11,283

Investments in affiliates12

	Value of affiliate at 9/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 2/28/2022 (000)	Dividend income (000)
Short-term securities 10.74%
Money market investments 10.74%
Capital Group Central Cash Fund 0.15%[11]	$4,038,762	$4,108,030	$4,745,936	$(248)	$(274)	$3,400,334	$1,370

Intermediate Bond Fund of America	29

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $154,145,000, which represented .49% of the net assets of the fund.
[2]	Amount less than one thousand.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,257,674,000, which represented 19.76% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Purchased on a TBA basis.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,423,000, which represented .04% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Rate represents the seven-day yield at 2/28/2022.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations and symbol

Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

30	Intermediate Bond Fund of America

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2022	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $30,413,649)	$29,996,124
Affiliated issuers (cost: $3,400,260)	3,400,334	$33,396,458
Cash		8,758
Receivables for:
Sales of investments	1,702,731
Sales of fund’s shares	50,754
Dividends and interest	81,169
Variation margin on futures contracts	37,632
Variation margin on centrally cleared swap contracts	797	1,873,083
		35,278,299
Liabilities:
Payables for:
Purchases of investments	3,528,167
Repurchases of fund’s shares	27,614
Dividends on fund’s shares	267
Investment advisory services	4,139
Services provided by related parties	3,698
Trustees’ deferred compensation	408
Variation margin on futures contracts	30,061
Variation margin on centrally cleared swap contracts	20,119
Other	69	3,614,542
Net assets at February 28, 2022		$31,663,757

Net assets consist of:
Capital paid in on shares of beneficial interest		$31,945,891
Total accumulated loss		(282,134)
Net assets at February 28, 2022		$31,663,757

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,342,943 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$10,416,259	770,687	$13.52
Class C	45,114	3,344	13.49
Class T	10	1	13.51
Class F-1	157,645	11,663	13.52
Class F-2	3,509,635	259,675	13.52
Class F-3	1,357,701	100,495	13.51
Class 529-A	497,063	36,777	13.52
Class 529-C	7,021	521	13.48
Class 529-E	15,912	1,177	13.51
Class 529-T	11	1	13.51
Class 529-F-1	10	1	13.51
Class 529-F-2	119,595	8,847	13.52
Class 529-F-3	10	1	13.52
Class R-1	4,873	361	13.49
Class R-2	84,164	6,240	13.49
Class R-2E	7,035	521	13.50
Class R-3	137,558	10,178	13.51
Class R-4	135,454	10,022	13.52
Class R-5E	11,741	869	13.52
Class R-5	31,831	2,355	13.52
Class R-6	15,125,115	1,119,207	13.51

See notes to financial statements.

Intermediate Bond Fund of America	31

Financial statements (continued)

Statement of operations	unaudited
for the six months ended February 28, 2022	(dollars in thousands)

Investment income:
Income:
Interest	$243,098
Dividends (includes $1,370 from affiliates)	1,397	$244,495
Fees and expenses*:
Investment advisory services	27,113
Distribution services	17,776
Transfer agent services	7,679
Administrative services	4,728
529 plan services	189
Reports to shareholders	319
Registration statement and prospectus	817
Trustees’ compensation	49
Auditing and legal	23
Custodian	39
Other	9	58,741
Net investment income		185,754

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(76,227)
Affiliated issuers	(248)
Futures contracts	17,516
Swap contracts	(11,176)	(70,135)
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(812,176)
Affiliated issuers	(274)
Futures contracts	9,622
Swap contracts	76,804	(726,024)
Net realized loss and unrealized depreciation		(796,159)

Net decrease in net assets resulting from operations		$(610,405)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

32	Intermediate Bond Fund of America

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 28, 2022*	Year ended August 31, 2021
Operations:
Net investment income	$185,754	$309,241
Net realized (loss) gain	(70,135)	43,158
Net unrealized depreciation	(726,024)	(189,474)
Net (decrease) increase in net assets resulting from operations	(610,405)	162,925

Distributions paid or accrued to shareholders	(182,564)	(919,571)

Net capital share transactions	760,851	5,500,188

Total (decrease) increase in net assets	(32,118)	4,743,542

Net assets:
Beginning of period	31,695,875	26,952,333
End of period	$31,663,757	$31,695,875

*	Unaudited.

See notes to financial statements.

Intermediate Bond Fund of America	33

Notes to financial statements	unaudited

1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

34	Intermediate Bond Fund of America

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Intermediate Bond Fund of America	35

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$13,588,626	$—	$13,588,626
Corporate bonds, notes & loans	—	6,625,372	—	6,625,372
Mortgage-backed obligations	—	5,509,299	2,876	5,512,175
Asset-backed obligations	—	2,545,405	—	2,545,405
Bonds & notes of governments & government agencies outside the U.S.	—	1,149,357	—	1,149,357
Federal agency bonds & notes	—	448,633	—	448,633
Municipals	—	44,098	—	44,098
Preferred securities	—	3,240	—	3,240
Short-term securities	3,400,334	79,218	—	3,479,552
Total	$3,400,334	$29,993,248	$2,876	$33,396,458

36	Intermediate Bond Fund of America

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$21,968	$—	$—	$21,968
Unrealized appreciation on centrally cleared interest rate swaps	—	224,950	—	224,950
Unrealized appreciation on credit default swaps	—	11,283	—	11,283
Liabilities:
Unrealized depreciation on futures contracts	(20,565)	—	—	(20,565)
Total	$1,403	$236,233	$—	$237,636

*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Intermediate Bond Fund of America	37

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

38	Intermediate Bond Fund of America

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $10,345,959,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Intermediate Bond Fund of America	39

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $3,035,350,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $1,334,010,000.

40	Intermediate Bond Fund of America

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, February 28, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$21,968	Unrealized depreciation*	$20,565
Swap (centrally cleared)	Interest	Unrealized appreciation*	224,950	Unrealized depreciation*	—
Swap (centrally cleared)	Credit	Unrealized appreciation*	11,283	Unrealized depreciation*	—
			$258,201		$20,565

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$17,516	Net unrealized appreciation on futures contracts	$9,622
Swap	Interest	Net realized loss on swap contracts	(2,253)	Net unrealized appreciation on swap contracts	61,206
Swap	Credit	Net realized loss on swap contracts	(8,923)	Net unrealized appreciation on swap contracts	15,598
			$6,340		$86,426

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

Intermediate Bond Fund of America	41

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$58,590
Capital loss carryforward[1]	(24,985)

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 28, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$441,580
Gross unrealized depreciation on investments	(630,722)
Net unrealized depreciation on investments	(189,142)
Cost of investments	33,852,726

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 28, 2022					Year ended August 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$48,468		$—	$48,468		$226,573		$65,943		$292,516
Class C	89		—	89		810		326		1,136
Class T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	785		—	785		5,548		1,719		7,267
Class F-2	21,014		—	21,014		76,824		19,541		96,365
Class F-3	8,834		—	8,834		29,564		7,101		36,665
Class 529-A	2,385		—	2,385		11,966		3,487		15,453
Class 529-C	13		—	13		133		54		187
Class 529-E	62		—	62		401		129		530
Class 529-T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-F-1	—	[2]	—	—	[2]	221		—	[2]	221
Class 529-F-2[3]	729		—	729		2,869		808		3,677
Class 529-F-3[3]	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class R-1	9		—	9		87		35		122
Class R-2	170		—	170		1,687		678		2,365
Class R-2E	20		—	20		151		54		205
Class R-3	482		—	482		3,136		1,042		4,178
Class R-4	655		—	655		3,332		960		4,292
Class R-5E	65		—	65		240		62		302
Class R-5	211		—	211		953		247		1,200
Class R-6	98,573		—	98,573		364,003		88,887		452,890

Total	$182,564		$—	$182,564		$728,498		$191,073		$919,571

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

42	Intermediate Bond Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2022, the investment advisory services fees were $27,113,000, which were equivalent to an annualized rate of 0.172% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2022, unreimbursed expenses subject to reimbursement totaled $1,269,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

Intermediate Bond Fund of America	43

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2022, the 529 plan services fees were $189,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

For the six months ended February 28, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$15,732	$4,992		$1,573		Not applicable
Class C	238	22		7		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	214	128		26		Not applicable
Class F-2	Not applicable	1,903		520		Not applicable
Class F-3	Not applicable	2		201		Not applicable
Class 529-A	612	233		77		$148
Class 529-C	36	3		1		2
Class 529-E	42	2		2		5
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	26		18		34
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	24	2		1		Not applicable
Class R-2	330	147		13		Not applicable
Class R-2E	23	8		1		Not applicable
Class R-3	356	106		21		Not applicable
Class R-4	169	67		20		Not applicable
Class R-5E	Not applicable	9		2		Not applicable
Class R-5	Not applicable	8		5		Not applicable
Class R-6	Not applicable	21		2,240		Not applicable
Total class-specific expenses	$17,776	$7,679		$4,728		$189

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $49,000 in the fund’s statement of operations reflects $54,000 in current fees (either paid in cash or deferred) and a net decrease of $5,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

44	Intermediate Bond Fund of America

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $2,252,000 and $1,379,000, respectively, which generated $36,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2022

Class A	$1,068,440	77,895	$48,107		3,514		$(1,045,387)	(76,302)	$71,160	5,107
Class C	7,247	529	88		6		(11,351)	(829)	(4,016)	(294)
Class T	—	—	—		—		—	—	—	—
Class F-1	9,997	728	765		56		(34,938)	(2,550)	(24,176)	(1,766)
Class F-2	767,431	56,024	20,560		1,502		(579,195)	(42,367)	208,796	15,159
Class F-3	254,882	18,607	8,818		644		(188,562)	(13,786)	75,138	5,465
Class 529-A	42,208	3,077	2,382		174		(63,167)	(4,608)	(18,577)	(1,357)
Class 529-C	1,780	130	13		1		(2,292)	(167)	(499)	(36)
Class 529-E	1,108	81	62		4		(2,804)	(204)	(1,634)	(119)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	14,459	1,054	726		53		(12,664)	(923)	2,521	184
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	550	40	9		1		(626)	(46)	(67)	(5)
Class R-2	10,436	762	168		12		(19,886)	(1,450)	(9,282)	(676)
Class R-2E	756	55	20		1		(1,716)	(125)	(940)	(69)
Class R-3	16,035	1,169	477		35		(23,292)	(1,701)	(6,780)	(497)
Class R-4	16,093	1,176	653		48		(16,891)	(1,233)	(145)	(9)
Class R-5E	2,524	184	65		5		(1,616)	(117)	973	72
Class R-5	4,148	303	210		15		(5,723)	(419)	(1,365)	(101)
Class R-6	1,181,231	86,076	98,168		7,170		(809,655)	(58,982)	469,744	34,264
Total net increase (decrease)	$3,399,325	247,890	$181,291		13,241		$(2,819,765)	(205,809)	$760,851	55,322

See end of table for footnotes.

Intermediate Bond Fund of America	45

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2021

Class A	$2,955,986	211,157	$290,518		20,796		$(1,899,820)	(136,014)	$1,346,684	95,939
Class C	30,274	2,162	1,133		81		(26,621)	(1,903)	4,786	340
Class T	—	—	—		—		—	—	—	—
Class F-1	109,247	7,751	7,125		510		(145,856)	(10,465)	(29,484)	(2,204)
Class F-2	1,828,599	130,739	94,492		6,766		(1,070,559)	(76,794)	852,532	60,711
Class F-3	736,907	52,696	36,616		2,624		(357,662)	(25,627)	415,861	29,693
Class 529-A	118,910	8,495	15,431		1,104		(116,106)	(8,307)	18,235	1,292
Class 529-C	4,351	312	187		13		(5,126)	(367)	(588)	(42)
Class 529-E	3,630	259	529		38		(4,662)	(335)	(503)	(38)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	4,306	303	114		8		(125,139)	(8,818)	(120,719)	(8,507)
Class 529-F-2[3]	146,240	10,331	3,647		261		(26,922)	(1,929)	122,965	8,663
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	2,230	160	122		9		(3,122)	(224)	(770)	(55)
Class R-2	28,379	2,027	2,357		169		(35,857)	(2,566)	(5,121)	(370)
Class R-2E	3,844	275	204		15		(3,555)	(256)	493	34
Class R-3	50,024	3,568	4,154		297		(55,838)	(3,996)	(1,660)	(131)
Class R-4	43,410	3,095	4,285		307		(50,751)	(3,626)	(3,056)	(224)
Class R-5E	6,159	440	301		21		(2,848)	(204)	3,612	257
Class R-5	7,871	562	1,199		86		(13,028)	(932)	(3,958)	(284)
Class R-6	4,075,937	291,246	451,163		32,307		(1,626,231)	(116,748)	2,900,869	206,805
Total net increase (decrease)	$10,156,314	725,579	$913,577		65,412		$(5,569,703)	(399,111)	$5,500,188	391,880

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $17,638,827,000 and $15,939,114,000, respectively, during the six months ended February 28, 2022.

46	Intermediate Bond Fund of America

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
2/28/2022[5,6]	$13.86	$.06	$(.34)	$(.28)	$(.06)	$—	$(.06)	$13.52	(2.08)%[7]	$10,416		.61%[8]		.61%[8]		.95%[8]
8/31/2021	14.22	.11	(.06)	.05	(.12)	(.29)	(.41)	13.86	.34	10,608		.61		.61		.80
8/31/2020	13.62	.19	.73	.92	(.20)	(.12)	(.32)	14.22	6.89	9,521		.63		.63		1.41
8/31/2019	13.14	.26	.47	.73	(.25)	—	(.25)	13.62	5.60	7,945		.63		.63		1.92
8/31/2018	13.49	.21	(.37)	(.16)	(.19)	—	(.19)	13.14	(1.15)	7,317		.60		.60		1.61
8/31/2017	13.59	.16	(.04)	.12	(.14)	(.08)	(.22)	13.49	.93	7,391		.61		.61		1.17
Class C:
2/28/2022[5,6]	13.84	.02	(.34)	(.32)	(.03)	—	(.03)	13.49	(2.35)[7]	45		1.30	[8]	1.30	[8]	.24	[8]
8/31/2021	14.21	.02	(.07)	(.05)	(.03)	(.29)	(.32)	13.84	(.34)	50		1.30		1.30		.11
8/31/2020	13.62	.10	.72	.82	(.11)	(.12)	(.23)	14.21	6.07	47		1.33		1.33		.72
8/31/2019	13.14	.15	.48	.63	(.15)	—	(.15)	13.62	4.81	49		1.38		1.38		1.16
8/31/2018	13.49	.11	(.37)	(.26)	(.09)	—	(.09)	13.14	(1.92)	56		1.39		1.39		.81
8/31/2017	13.59	.05	(.03)	.02	(.04)	(.08)	(.12)	13.49	.17	74		1.39		1.39		.38
Class T:
2/28/2022[5,6]	13.85	.08	(.34)	(.26)	(.08)	—	(.08)	13.51	(1.86)[7,9]	—	[10]	.31	[8,9]	.31	[8,9]	1.25	[8,9]
8/31/2021	14.21	.15	(.06)	.09	(.16)	(.29)	(.45)	13.85	.62 [9]	—	[10]	.32	[9]	.32	[9]	1.09	[9]
8/31/2020	13.62	.24	.71	.95	(.24)	(.12)	(.36)	14.21	7.12 [9]	—	[10]	.34	[9]	.34	[9]	1.71	[9]
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.86 [9]	—	[10]	.37	[9]	.37	[9]	2.17	[9]
8/31/2018	13.49	.24	(.36)	(.12)	(.23)	—	(.23)	13.14	(.91)[9]	—	[10]	.37	[9]	.37	[9]	1.84	[9]
8/31/2017[5,11]	13.38	.08	.10	.18	(.07)	—	(.07)	13.49	1.36 [7,9]	—	[10]	.16	[7,9]	.16	[7,9]	.60	[7,9]
Class F-1:
2/28/2022[5,6]	13.86	.06	(.34)	(.28)	(.06)	—	(.06)	13.52	(2.08)[7]	158		.61	[8]	.61	[8]	.94	[8]
8/31/2021	14.22	.11	(.06)	.05	(.12)	(.29)	(.41)	13.86	.34	186		.60		.60		.78
8/31/2020	13.63	.19	.72	.91	(.20)	(.12)	(.32)	14.22	6.81	222		.63		.63		1.38
8/31/2019	13.14	.25	.48	.73	(.24)	—	(.24)	13.63	5.63	151		.68		.68		1.87
8/31/2018	13.49	.20	(.36)	(.16)	(.19)	—	(.19)	13.14	(1.22)	150		.67		.67		1.53
8/31/2017	13.59	.15	(.03)	.12	(.14)	(.08)	(.22)	13.49	.87	188		.67		.67		1.10
Class F-2:
2/28/2022[5,6]	13.86	.08	(.34)	(.26)	(.08)	—	(.08)	13.52	(1.94)[7]	3,510		.32	[8]	.32	[8]	1.23	[8]
8/31/2021	14.22	.15	(.06)	.09	(.16)	(.29)	(.45)	13.86	.63	3,388		.32		.32		1.10
8/31/2020	13.62	.23	.73	.96	(.24)	(.12)	(.36)	14.22	7.18	2,613		.36		.36		1.66
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.87	1,726		.36		.36		2.20
8/31/2018	13.49	.25	(.38)	(.13)	(.22)	—	(.22)	13.14	(.92)	1,068		.37		.37		1.86
8/31/2017	13.59	.19	(.03)	.16	(.18)	(.08)	(.26)	13.49	1.17	755		.38		.38		1.41
Class F-3:
2/28/2022[5,6]	13.85	.09	(.34)	(.25)	(.09)	—	(.09)	13.51	(1.81)[7]	1,358		.21	[8]	.21	[8]	1.34	[8]
8/31/2021	14.21	.17	(.07)	.10	(.17)	(.29)	(.46)	13.85	.74	1,316		.21		.21		1.21
8/31/2020	13.62	.24	.73	.97	(.26)	(.12)	(.38)	14.21	7.23	929		.24		.24		1.76
8/31/2019	13.13	.30	.49	.79	(.30)	—	(.30)	13.62	5.97	532		.27		.27		2.28
8/31/2018	13.49	.26	(.38)	(.12)	(.24)	—	(.24)	13.13	(.82)	453		.27		.27		1.95
8/31/2017[5,12]	13.36	.13	.12	.25	(.12)	—	(.12)	13.49	1.85 [7]	328		.27	[8]	.27	[8]	1.64	[8]
Class 529-A:
2/28/2022[5,6]	13.86	.06	(.34)	(.28)	(.06)	—	(.06)	13.52	(2.07)[7]	497		.60	[8]	.60	[8]	.95	[8]
8/31/2021	14.22	.11	(.06)	.05	(.12)	(.29)	(.41)	13.86	.34	529		.60		.60		.81
8/31/2020	13.62	.19	.73	.92	(.20)	(.12)	(.32)	14.22	6.88	524		.64		.64		1.40
8/31/2019	13.14	.25	.47	.72	(.24)	—	(.24)	13.62	5.54	450		.68		.68		1.87
8/31/2018	13.49	.20	(.37)	(.17)	(.18)	—	(.18)	13.14	(1.23)	417		.68		.68		1.54
8/31/2017	13.59	.15	(.03)	.12	(.14)	(.08)	(.22)	13.49	.87	381		.67		.67		1.11

See end of table for footnotes.

Intermediate Bond Fund of America	47

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
2/28/2022[5,6]	$13.83	$.01	$(.34)	$(.33)	$(.02)	$—	$(.02)	$13.48	(2.36)%[7]	$7		1.35%[8]		1.35%[8]		.20%[8]
8/31/2021	14.21	.01	(.07)	(.06)	(.03)	(.29)	(.32)	13.83	(.42)	8		1.33		1.33		.07
8/31/2020	13.62	.10	.71	.81	(.10)	(.12)	(.22)	14.21	6.04	8		1.37		1.37		.74
8/31/2019	13.13	.15	.49	.64	(.15)	—	(.15)	13.62	4.80	22		1.39		1.39		1.16
8/31/2018	13.48	.10	(.36)	(.26)	(.09)	—	(.09)	13.13	(1.87)	22		1.43		1.43		.73
8/31/2017	13.59	.05	(.04)	.01	(.04)	(.08)	(.12)	13.48	.06	62		1.44		1.44		.35
Class 529-E:
2/28/2022[5,6]	13.86	.05	(.35)	(.30)	(.05)	—	(.05)	13.51	(2.17)[7]	16		.79	[8]	.79	[8]	.75	[8]
8/31/2021	14.22	.09	(.07)	.02	(.09)	(.29)	(.38)	13.86	.15	18		.79		.79		.61
8/31/2020	13.62	.17	.73	.90	(.18)	(.12)	(.30)	14.22	6.69	19		.82		.82		1.22
8/31/2019	13.14	.22	.48	.70	(.22)	—	(.22)	13.62	5.35	17		.86		.86		1.69
8/31/2018	13.49	.18	(.37)	(.19)	(.16)	—	(.16)	13.14	(1.41)	16		.87		.87		1.34
8/31/2017	13.59	.12	(.03)	.09	(.11)	(.08)	(.19)	13.49	.67	17		.88		.88		.90
Class 529-T:
2/28/2022[5,6]	13.85	.08	(.34)	(.26)	(.08)	—	(.08)	13.51	(1.89)[7,9]	—	[10]	.37	[8,9]	.37	[8,9]	1.18	[8,9]
8/31/2021	14.21	.15	(.07)	.08	(.15)	(.29)	(.44)	13.85	.51 [9]	—	[10]	.37	[9]	.37	[9]	1.04	[9]
8/31/2020	13.62	.23	.71	.94	(.23)	(.12)	(.35)	14.21	7.13 [9]	—	[10]	.40	[9]	.40	[9]	1.65	[9]
8/31/2019	13.14	.28	.47	.75	(.27)	—	(.27)	13.62	5.79 [9]	—	[10]	.44	[9]	.44	[9]	2.10	[9]
8/31/2018	13.49	.23	(.36)	(.13)	(.22)	—	(.22)	13.14	(.98)[9]	—	[10]	.45	[9]	.45	[9]	1.77	[9]
8/31/2017[5,11]	13.38	.08	.10	.18	(.07)	—	(.07)	13.49	1.34 [7,9]	—	[10]	.17	[7,9]	.17	[7,9]	.59	[7,9]
Class 529-F-1:
2/28/2022[5,6]	13.86	.08	(.35)	(.27)	(.08)	—	(.08)	13.51	(1.98)[7,9]	—	[10]	.42	[8,9]	.42	[8,9]	1.12	[8,9]
8/31/2021	14.22	.14	(.06)	.08	(.15)	(.29)	(.44)	13.86	.54 [9]	—	[10]	.36	[9]	.36	[9]	.98	[9]
8/31/2020	13.62	.23	.72	.95	(.23)	(.12)	(.35)	14.22	7.14	121		.40		.40		1.65
8/31/2019	13.14	.28	.47	.75	(.27)	—	(.27)	13.62	5.79	106		.44		.44		2.11
8/31/2018	13.49	.23	(.36)	(.13)	(.22)	—	(.22)	13.14	(.99)	95		.44		.44		1.77
8/31/2017	13.59	.18	(.03)	.15	(.17)	(.08)	(.25)	13.49	1.10	90		.45		.45		1.34
Class 529-F-2:
2/28/2022[5,6]	13.86	.08	(.34)	(.26)	(.08)	—	(.08)	13.52	(1.86)[7]	120		.31	[8]	.31	[8]	1.24	[8]
8/31/2021[5,13]	14.19	.13	(.04)	.09	(.13)	(.29)	(.42)	13.86	.64 [7]	120		.33	[8]	.33	[8]	1.09	[8]
Class 529-F-3:
2/28/2022[5,6]	13.86	.09	(.34)	(.25)	(.09)	—	(.09)	13.52	(1.91)[7]	—	[10]	.28	[8]	.28	[8]	1.27	[8]
8/31/2021[5,13]	14.19	.13	(.04)	.09	(.13)	(.29)	(.42)	13.86	.67 [7]	—	[10]	.36	[8]	.29	[8]	1.14	[8]
Class R-1:
2/28/2022[5,6]	13.84	.02	(.34)	(.32)	(.03)	—	(.03)	13.49	(2.35)[7]	5		1.29	[8]	1.29	[8]	.26	[8]
8/31/2021	14.21	.01	(.06)	(.05)	(.03)	(.29)	(.32)	13.84	(.35)	5		1.31		1.31		.08
8/31/2020	13.62	.09	.72	.81	(.10)	(.12)	(.22)	14.21	6.04	6		1.37		1.37		.67
8/31/2019	13.14	.15	.48	.63	(.15)	—	(.15)	13.62	4.80	5		1.39		1.39		1.14
8/31/2018	13.49	.11	(.37)	(.26)	(.09)	—	(.09)	13.14	(1.92)	7		1.39		1.39		.82
8/31/2017	13.59	.05	(.03)	.02	(.04)	(.08)	(.12)	13.49	.18	7		1.39		1.39		.38

See end of table for footnotes.

48	Intermediate Bond Fund of America

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
2/28/2022[5,6]	$13.84	$.02	$(.34)	$(.32)	$(.03)	$—	$(.03)	$13.49	(2.34)%[7]	$84		1.29%[8]		1.29%[8]		.25%[8]
8/31/2021	14.21	.02	(.07)	(.05)	(.03)	(.29)	(.32)	13.84	(.33)	96		1.29		1.29		.12
8/31/2020	13.62	.10	.72	.82	(.11)	(.12)	(.23)	14.21	6.08	103		1.32		1.32		.73
8/31/2019	13.13	.16	.48	.64	(.15)	—	(.15)	13.62	4.83	96		1.36		1.36		1.19
8/31/2018	13.48	.11	(.37)	(.26)	(.09)	—	(.09)	13.13	(1.83)	97		1.37		1.37		.84
8/31/2017	13.59	.05	(.04)	.01	(.04)	(.08)	(.12)	13.48	.11	105		1.40		1.40		.38
Class R-2E:
2/28/2022[5,6]	13.84	.04	(.34)	(.30)	(.04)	—	(.04)	13.50	(2.19)[7]	7		1.02	[8]	1.02	[8]	.53	[8]
8/31/2021	14.20	.05	(.06)	(.01)	(.06)	(.29)	(.35)	13.84	(.07)	8		1.02		1.02		.38
8/31/2020	13.61	.14	.71	.85	(.14)	(.12)	(.26)	14.20	6.37	8		1.06		1.06		1.00
8/31/2019	13.12	.20	.48	.68	(.19)	—	(.19)	13.61	5.11	6		1.09		1.09		1.47
8/31/2018	13.48	.15	(.38)	(.23)	(.13)	—	(.13)	13.12	(1.65)	4		1.10		1.10		1.11
8/31/2017	13.58	.10	(.04)	.06	(.08)	(.08)	(.16)	13.48	.46	4		1.09		1.09		.72
Class R-3:
2/28/2022[5,6]	13.86	.05	(.35)	(.30)	(.05)	—	(.05)	13.51	(2.20)[7]	137		.86	[8]	.86	[8]	.69	[8]
8/31/2021	14.22	.08	(.07)	.01	(.08)	(.29)	(.37)	13.86	.09	148		.86		.86		.55
8/31/2020	13.62	.16	.73	.89	(.17)	(.12)	(.29)	14.22	6.62	154		.89		.89		1.16
8/31/2019	13.14	.22	.47	.69	(.21)	—	(.21)	13.62	5.29	137		.92		.92		1.63
8/31/2018	13.49	.17	(.37)	(.20)	(.15)	—	(.15)	13.14	(1.47)	131		.92		.92		1.28
8/31/2017	13.59	.11	(.03)	.08	(.10)	(.08)	(.18)	13.49	.62	145		.93		.93		.85
Class R-4:
2/28/2022[5,6]	13.86	.07	(.34)	(.27)	(.07)	—	(.07)	13.52	(2.06)[7]	135		.56	[8]	.56	[8]	.99	[8]
8/31/2021	14.22	.12	(.07)	.05	(.12)	(.29)	(.41)	13.86	.39	139		.56		.56		.85
8/31/2020	13.63	.20	.72	.92	(.21)	(.12)	(.33)	14.22	6.86	146		.58		.58		1.47
8/31/2019	13.14	.26	.48	.74	(.25)	—	(.25)	13.63	5.69	133		.62		.62		1.93
8/31/2018	13.49	.21	(.37)	(.16)	(.19)	—	(.19)	13.14	(1.17)	124		.62		.62		1.59
8/31/2017	13.59	.16	(.04)	.12	(.14)	(.08)	(.22)	13.49	.93	131		.62		.62		1.17
Class R-5E:
2/28/2022[5,6]	13.86	.08	(.34)	(.26)	(.08)	—	(.08)	13.52	(1.96)[7]	12		.37	[8]	.37	[8]	1.18	[8]
8/31/2021	14.22	.15	(.07)	.08	(.15)	(.29)	(.44)	13.86	.58	11		.36		.36		1.06
8/31/2020	13.62	.22	.74	.96	(.24)	(.12)	(.36)	14.22	7.15	8		.38		.38		1.62
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.82	4		.42		.42		2.14
8/31/2018	13.49	.26	(.39)	(.13)	(.22)	—	(.22)	13.14	(.93)	1		.40		.40		1.98
8/31/2017	13.59	.19	(.03)	.16	(.18)	(.08)	(.26)	13.49	1.20	—	[10]	.51		.35		1.43
Class R-5:
2/28/2022[5,6]	13.86	.09	(.34)	(.25)	(.09)	—	(.09)	13.52	(1.91)[7]	32		.26	[8]	.26	[8]	1.29	[8]
8/31/2021	14.22	.16	(.06)	.10	(.17)	(.29)	(.46)	13.86	.68	34		.26		.26		1.14
8/31/2020	13.63	.24	.72	.96	(.25)	(.12)	(.37)	14.22	7.18	39		.28		.28		1.76
8/31/2019	13.14	.30	.48	.78	(.29)	—	(.29)	13.63	6.00	34		.32		.32		2.23
8/31/2018	13.49	.25	(.37)	(.12)	(.23)	—	(.23)	13.14	(.87)	33		.32		.32		1.88
8/31/2017	13.59	.20	(.04)	.16	(.18)	(.08)	(.26)	13.49	1.23	38		.32		.32		1.47
Class R-6:
2/28/2022[5,6]	13.85	.09	(.34)	(.25)	(.09)	—	(.09)	13.51	(1.81)[7]	15,125		.21	[8]	.21	[8]	1.34	[8]
8/31/2021	14.22	.17	(.08)	.09	(.17)	(.29)	(.46)	13.85	.67	15,032		.21		.21		1.21
8/31/2020	13.62	.25	.73	.98	(.26)	(.12)	(.38)	14.22	7.32	12,484		.23		.23		1.80
8/31/2019	13.14	.30	.48	.78	(.30)	—	(.30)	13.62	5.98	9,250		.27		.27		2.29
8/31/2018	13.49	.26	(.37)	(.11)	(.24)	—	(.24)	13.14	(.82)	7,642		.27		.27		1.96
8/31/2017	13.59	.21	(.04)	.17	(.19)	(.08)	(.27)	13.49	1.28	5,371		.27		.27		1.54

See end of table for footnotes.

Intermediate Bond Fund of America	49

Financial highlights (continued)

	Six months ended February 28,	Year ended August 31,
Portfolio turnover rate for all share classes[14,15]	2022[5,6,7]	2021	2020	2019	2018	2017
Excluding mortgage dollar roll transactions	28%	85%	98%	90%	73%	78%
Including mortgage dollar roll transactions	72%	434%	452%	168%	173%	177%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

50	Intermediate Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2021, through February 28, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Intermediate Bond Fund of America	51

Expense example (continued)

	Beginning account value 9/1/2021	Ending account value 2/28/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$979.22	$2.99	.61%
Class A – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class C – actual return	1,000.00	976.53	6.37	1.30
Class C – assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class T – actual return	1,000.00	981.37	1.52	.31
Class T – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class F-1 – actual return	1,000.00	979.20	2.99	.61
Class F-1 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class F-2 – actual return	1,000.00	980.62	1.57	.32
Class F-2 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class F-3 – actual return	1,000.00	981.85	1.03	.21
Class F-3 – assumed 5% return	1,000.00	1,023.75	1.05	.21
Class 529-A – actual return	1,000.00	979.27	2.94	.60
Class 529-A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 529-C – actual return	1,000.00	976.42	6.62	1.35
Class 529-C – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class 529-E – actual return	1,000.00	978.34	3.88	.79
Class 529-E – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 529-T – actual return	1,000.00	981.08	1.82	.37
Class 529-T – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 529-F-1 – actual return	1,000.00	980.15	2.06	.42
Class 529-F-1 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-F-2 – actual return	1,000.00	981.38	1.52	.31
Class 529-F-2 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 529-F-3 – actual return	1,000.00	980.87	1.38	.28
Class 529-F-3 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class R-1 – actual return	1,000.00	976.54	6.32	1.29
Class R-1 – assumed 5% return	1,000.00	1,018.40	6.46	1.29
Class R-2 – actual return	1,000.00	976.60	6.32	1.29
Class R-2 – assumed 5% return	1,000.00	1,018.40	6.46	1.29
Class R-2E – actual return	1,000.00	978.06	5.00	1.02
Class R-2E – assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class R-3 – actual return	1,000.00	978.04	4.22	.86
Class R-3 – assumed 5% return	1,000.00	1,020.53	4.31	.86
Class R-4 – actual return	1,000.00	979.45	2.75	.56
Class R-4 – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class R-5E – actual return	1,000.00	980.39	1.82	.37
Class R-5E – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class R-5 – actual return	1,000.00	980.92	1.28	.26
Class R-5 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class R-6 – actual return	1,000.00	981.85	1.03	.21
Class R-6 – assumed 5% return	1,000.00	1,023.75	1.05	.21

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

52	Intermediate Bond Fund of America

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

Intermediate Bond Fund of America	53

This page was intentionally left blank.

54	Intermediate Bond Fund of America

This page was intentionally left blank.

Intermediate Bond Fund of America	55

Office of the fund
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

56	Intermediate Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 29, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 29, 2022